Vanguard® Short-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
As of May 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Corporate Bonds (98.9%)
Communications (4.6%)
	Activision Blizzard Inc.	3.400%	9/15/26	21,995	21,978
	Alphabet Inc.	3.375%	2/25/24	20,798	21,193
	Alphabet Inc.	0.450%	8/15/25	8,412	7,832
	Alphabet Inc.	1.998%	8/15/26	49,183	47,369
	AT&T Inc.	0.900%	3/25/24	47,400	45,687
	AT&T Inc.	1.700%	3/25/26	67,315	62,763
	AT&T Inc.	2.950%	7/15/26	5,150	5,049
	AT&T Inc.	3.800%	2/15/27	22,029	22,133
	AT&T Inc.	4.250%	3/1/27	33,551	34,413
	Baidu Inc.	2.875%	7/6/22	6,000	6,000
	Baidu Inc.	3.875%	9/29/23	16,184	16,321
	Baidu Inc.	4.375%	5/14/24	21,413	21,737
	Baidu Inc.	3.075%	4/7/25	23,093	22,658
	Baidu Inc.	4.125%	6/30/25	7,175	7,252
	Baidu Inc.	1.720%	4/9/26	8,673	7,971
	Baidu Inc.	1.625%	2/23/27	5,000	4,460
[1]	Bell Telephone Co. of Canada or Bell Canada	0.750%	3/17/24	2,292	2,200
	Booking Holdings Inc.	3.650%	3/15/25	7,215	7,257
	Booking Holdings Inc.	3.600%	6/1/26	21,717	21,811
	British Telecommunications plc	4.500%	12/4/23	3,976	4,044
[1]	Charter Communications Operating LLC	4.500%	2/1/24	32,185	32,662
	Charter Communications Operating LLC	4.908%	7/23/25	104,337	106,692
	Comcast Corp.	3.700%	4/15/24	52,664	53,545
	Comcast Corp.	3.375%	2/15/25	26,463	26,672
	Comcast Corp.	3.375%	8/15/25	23,715	23,836
	Comcast Corp.	3.950%	10/15/25	65,056	66,449
	Comcast Corp.	3.150%	3/1/26	47,105	46,792
	Comcast Corp.	2.350%	1/15/27	32,324	30,774
	Comcast Corp.	3.300%	2/1/27	28,697	28,459
	Comcast Corp.	3.300%	4/1/27	20,016	19,790
	Discovery Communications LLC	3.800%	3/13/24	10,214	10,269
	Discovery Communications LLC	3.900%	11/15/24	13,734	13,747
	Discovery Communications LLC	3.450%	3/15/25	3,992	3,920
	Discovery Communications LLC	3.950%	6/15/25	11,430	11,349
	Discovery Communications LLC	4.900%	3/11/26	16,430	16,896
	Electronic Arts Inc.	4.800%	3/1/26	8,281	8,579
	Expedia Group Inc.	4.500%	8/15/24	9,611	9,919
	Expedia Group Inc.	5.000%	2/15/26	18,093	18,411
	FactSet Research Systems Inc.	2.900%	3/1/27	7,605	7,244
	Fox Corp.	4.030%	1/25/24	31,371	31,827
	Fox Corp.	3.050%	4/7/25	12,365	12,191

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Grupo Televisa SAB	6.625%	3/18/25	8,142	8,684
	Grupo Televisa SAB	4.625%	1/30/26	7,675	7,788
	Interpublic Group of Cos. Inc.	4.200%	4/15/24	942	950
[2]	Magallanes Inc.	3.428%	3/15/24	29,655	29,529
[2]	Magallanes Inc.	3.528%	3/15/24	11,980	11,920
[2]	Magallanes Inc.	3.638%	3/15/25	39,551	39,080
[2]	Magallanes Inc.	3.788%	3/15/25	10,775	10,629
[2]	Magallanes Inc.	3.755%	3/15/27	90,062	87,434
	Omnicom Group Inc.	3.650%	11/1/24	22,164	22,274
	Omnicom Group Inc.	3.600%	4/15/26	33,216	33,052
	Paramount Global	4.750%	5/15/25	11,062	11,366
	Paramount Global	4.000%	1/15/26	18,575	18,655
	Paramount Global	2.900%	1/15/27	19,696	18,727
	Rogers Communications Inc.	4.100%	10/1/23	17,385	17,593
[2]	Rogers Communications Inc.	2.950%	3/15/25	11,311	11,108
	Rogers Communications Inc.	3.625%	12/15/25	17,738	17,712
	Rogers Communications Inc.	2.900%	11/15/26	7,246	6,978
[2]	Rogers Communications Inc.	3.200%	3/15/27	18,280	17,776
	Take-Two Interactive Software Inc.	3.300%	3/28/24	11,090	11,077
	Take-Two Interactive Software Inc.	3.550%	4/14/25	10,000	9,985
	Take-Two Interactive Software Inc.	3.700%	4/14/27	6,829	6,752
	TCI Communications Inc.	7.875%	2/15/26	12,164	13,864
	Telefonica Emisiones SA	4.103%	3/8/27	34,120	34,077
	TELUS Corp.	2.800%	2/16/27	14,465	14,010
	Tencent Music Entertainment Group	1.375%	9/3/25	6,167	5,686
	Thomson Reuters Corp.	4.300%	11/23/23	11,610	11,782
	Thomson Reuters Corp.	3.350%	5/15/26	12,310	12,081
	T-Mobile USA Inc.	3.500%	4/15/25	73,318	72,842
	T-Mobile USA Inc.	1.500%	2/15/26	21,096	19,340
	T-Mobile USA Inc.	3.750%	4/15/27	85,455	84,293
[1]	TWDC Enterprises 18 Corp.	3.150%	9/17/25	17,146	17,082
	TWDC Enterprises 18 Corp.	3.000%	2/13/26	22,418	22,188
[1]	TWDC Enterprises 18 Corp.	1.850%	7/30/26	17,319	16,303
	Verizon Communications Inc.	0.750%	3/22/24	825	798
	Verizon Communications Inc.	3.376%	2/15/25	29,675	29,969
	Verizon Communications Inc.	0.850%	11/20/25	40,727	37,603
	Verizon Communications Inc.	1.450%	3/20/26	57,819	53,743
	Verizon Communications Inc.	2.625%	8/15/26	51,308	49,401
	Verizon Communications Inc.	4.125%	3/16/27	70,094	71,806
	Verizon Communications Inc.	3.000%	3/22/27	20,530	19,947
	Vodafone Group plc	3.750%	1/16/24	21,621	21,917
	Vodafone Group plc	4.125%	5/30/25	35,240	35,864
	Walt Disney Co.	1.750%	8/30/24	28,244	27,594
	Walt Disney Co.	3.700%	9/15/24	9,291	9,430
	Walt Disney Co.	3.350%	3/24/25	33,066	33,323
	Walt Disney Co.	3.700%	10/15/25	16,267	16,416
	Walt Disney Co.	1.750%	1/13/26	33,183	31,529
	Walt Disney Co.	3.375%	11/15/26	11,273	11,238
	Walt Disney Co.	3.700%	3/23/27	16,586	16,706
	Weibo Corp.	3.500%	7/5/24	12,930	12,695
	WPP Finance 2010	3.750%	9/19/24	18,105	18,183
					2,190,930
Consumer Discretionary (6.4%)
	Alibaba Group Holding Ltd.	2.800%	6/6/23	12,668	12,637
	Alibaba Group Holding Ltd.	3.600%	11/28/24	46,091	46,066
	Amazon.com Inc.	0.400%	6/3/23	17,355	17,058
	Amazon.com Inc.	2.730%	4/13/24	10,515	10,562
	Amazon.com Inc.	0.450%	5/12/24	56,676	54,342

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Amazon.com Inc.	2.800%	8/22/24	42,040	42,156
	Amazon.com Inc.	3.800%	12/5/24	21,653	22,144
	Amazon.com Inc.	3.000%	4/13/25	10,890	10,944
	Amazon.com Inc.	0.800%	6/3/25	30,351	28,596
	Amazon.com Inc.	5.200%	12/3/25	13,301	14,182
	Amazon.com Inc.	1.000%	5/12/26	53,063	49,042
	Amazon.com Inc.	3.300%	4/13/27	50,853	50,794
	Amazon.com Inc.	3.150%	8/22/27	8,000	7,921
[1]	American Honda Finance Corp.	0.875%	7/7/23	49,431	48,561
[1]	American Honda Finance Corp.	3.450%	7/14/23	5,421	5,471
[1]	American Honda Finance Corp.	0.650%	9/8/23	15,460	15,087
[1]	American Honda Finance Corp.	3.625%	10/10/23	18,238	18,460
[1]	American Honda Finance Corp.	3.550%	1/12/24	15,557	15,734
[1]	American Honda Finance Corp.	2.900%	2/16/24	15,183	15,186
[1]	American Honda Finance Corp.	2.400%	6/27/24	16,228	16,033
[1]	American Honda Finance Corp.	0.550%	7/12/24	24,386	23,174
[1]	American Honda Finance Corp.	2.150%	9/10/24	22,298	21,866
[1]	American Honda Finance Corp.	1.200%	7/8/25	9,557	8,942
[1]	American Honda Finance Corp.	1.000%	9/10/25	13,774	12,747
[1]	American Honda Finance Corp.	2.300%	9/9/26	14,975	14,234
[1]	American Honda Finance Corp.	2.350%	1/8/27	23,890	22,618
	Aptiv plc	2.396%	2/18/25	9,087	8,789
	AutoNation Inc.	3.500%	11/15/24	7,111	7,069
	AutoNation Inc.	4.500%	10/1/25	12,897	13,112
	AutoZone Inc.	3.125%	7/15/23	7,460	7,485
	AutoZone Inc.	3.125%	4/18/24	9,282	9,261
	AutoZone Inc.	3.250%	4/15/25	3,050	3,027
	AutoZone Inc.	3.625%	4/15/25	14,713	14,754
	AutoZone Inc.	3.125%	4/21/26	9,777	9,564
	Block Financial LLC	5.250%	10/1/25	8,291	8,582
	BorgWarner Inc.	3.375%	3/15/25	11,160	11,111
	Brunswick Corp.	0.850%	8/18/24	8,225	7,759
[2]	Daimler Finance North America LLC	0.750%	3/1/24	6,000	5,758
	Darden Restaurants Inc.	3.850%	5/1/27	10,628	10,540
	DR Horton Inc.	5.750%	8/15/23	8,614	8,851
	DR Horton Inc.	2.500%	10/15/24	16,080	15,646
	DR Horton Inc.	2.600%	10/15/25	16,350	15,663
	DR Horton Inc.	1.300%	10/15/26	150	133
	eBay Inc.	3.450%	8/1/24	10,694	10,730
	eBay Inc.	1.900%	3/11/25	21,846	20,848
	eBay Inc.	1.400%	5/10/26	17,179	15,743
	Fortune Brands Home & Security Inc.	4.000%	9/21/23	16,405	16,603
	Fortune Brands Home & Security Inc.	4.000%	6/15/25	7,638	7,652
	General Motors Co.	4.875%	10/2/23	40,314	41,231
	General Motors Co.	5.400%	10/2/23	20,403	20,990
	General Motors Co.	4.000%	4/1/25	11,927	11,917
	General Motors Co.	6.125%	10/1/25	50,129	53,159
	General Motors Financial Co. Inc.	4.150%	6/19/23	31,539	31,849
	General Motors Financial Co. Inc.	1.700%	8/18/23	19,130	18,833
	General Motors Financial Co. Inc.	5.100%	1/17/24	33,852	34,655
	General Motors Financial Co. Inc.	1.050%	3/8/24	13,516	12,973
	General Motors Financial Co. Inc.	3.950%	4/13/24	19,138	19,306
	General Motors Financial Co. Inc.	1.200%	10/15/24	25,248	23,850
	General Motors Financial Co. Inc.	3.500%	11/7/24	23,061	23,020
	General Motors Financial Co. Inc.	4.000%	1/15/25	25,630	25,719
	General Motors Financial Co. Inc.	2.900%	2/26/25	38,627	37,695
	General Motors Financial Co. Inc.	3.800%	4/7/25	5,465	5,458
	General Motors Financial Co. Inc.	4.350%	4/9/25	37,187	37,534

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	General Motors Financial Co. Inc.	2.750%	6/20/25	25,775	24,886
	General Motors Financial Co. Inc.	4.300%	7/13/25	10,552	10,639
	General Motors Financial Co. Inc.	1.250%	1/8/26	12,571	11,328
	General Motors Financial Co. Inc.	5.250%	3/1/26	26,267	27,059
	General Motors Financial Co. Inc.	1.500%	6/10/26	10,443	9,374
	General Motors Financial Co. Inc.	4.000%	10/6/26	15,250	15,090
	General Motors Financial Co. Inc.	4.350%	1/17/27	36,175	35,941
	General Motors Financial Co. Inc.	2.350%	2/26/27	20,015	18,193
	Genuine Parts Co.	1.750%	2/1/25	3,185	3,025
[2]	GXO Logistics Inc.	1.650%	7/15/26	9,875	8,755
	Harley-Davidson Inc.	3.500%	7/28/25	11,303	11,091
	Hasbro Inc.	3.000%	11/19/24	14,281	14,217
	Hasbro Inc.	3.550%	11/19/26	18,716	18,325
	Home Depot Inc.	3.750%	2/15/24	24,553	25,011
	Home Depot Inc.	2.700%	4/15/25	3,215	3,204
	Home Depot Inc.	3.350%	9/15/25	22,784	23,037
	Home Depot Inc.	3.000%	4/1/26	30,321	30,311
	Home Depot Inc.	2.125%	9/15/26	12,942	12,416
	Home Depot Inc.	2.500%	4/15/27	37,342	36,006
	Home Depot Inc.	2.875%	4/15/27	10,750	10,557
	Honda Motor Co. Ltd.	2.271%	3/10/25	21,575	21,026
	Honda Motor Co. Ltd.	2.534%	3/10/27	31,805	30,361
	Hyatt Hotels Corp.	3.375%	7/15/23	8,312	8,310
	Hyatt Hotels Corp.	1.300%	10/1/23	6,580	6,426
	Hyatt Hotels Corp.	1.800%	10/1/24	3,950	3,786
	Hyatt Hotels Corp.	5.625%	4/23/25	10,836	11,195
	Hyatt Hotels Corp.	4.850%	3/15/26	12,156	12,280
	JD.com Inc.	3.875%	4/29/26	10,589	10,442
	Kohl's Corp.	4.250%	7/17/25	2,723	2,720
	Las Vegas Sands Corp.	3.200%	8/8/24	34,141	32,799
	Las Vegas Sands Corp.	2.900%	6/25/25	9,350	8,608
	Las Vegas Sands Corp.	3.500%	8/18/26	18,712	16,986
	Leggett & Platt Inc.	3.800%	11/15/24	6,876	6,888
	Lennar Corp.	4.875%	12/15/23	14,528	14,782
	Lennar Corp.	4.500%	4/30/24	17,249	17,531
	Lennar Corp.	5.875%	11/15/24	9,205	9,585
	Lennar Corp.	4.750%	5/30/25	12,788	13,057
	Lennar Corp.	5.250%	6/1/26	5,840	6,025
	Lowe's Cos. Inc.	3.875%	9/15/23	6,658	6,740
	Lowe's Cos. Inc.	3.125%	9/15/24	3,106	3,099
	Lowe's Cos. Inc.	4.000%	4/15/25	18,018	18,366
	Lowe's Cos. Inc.	3.375%	9/15/25	18,297	18,296
	Lowe's Cos. Inc.	2.500%	4/15/26	35,950	34,716
	Lowe's Cos. Inc.	3.350%	4/1/27	14,676	14,450
	Lowe's Cos. Inc.	3.100%	5/3/27	26,822	26,144
	Magna International Inc.	3.625%	6/15/24	12,282	12,321
	Magna International Inc.	4.150%	10/1/25	15,596	15,912
[1]	Marriott International Inc.	4.150%	12/1/23	7,442	7,547
	Marriott International Inc.	3.600%	4/15/24	14,848	14,923
	Marriott International Inc.	3.750%	3/15/25	7,680	7,700
[1]	Marriott International Inc.	5.750%	5/1/25	4,218	4,443
	Marriott International Inc.	3.750%	10/1/25	7,307	7,284
[1]	Marriott International Inc.	3.125%	6/15/26	31,245	30,333
[1]	McDonald's Corp.	3.250%	6/10/24	8,725	8,801
[1]	McDonald's Corp.	3.375%	5/26/25	15,500	15,546
[1]	McDonald's Corp.	3.300%	7/1/25	19,919	20,023
[1]	McDonald's Corp.	1.450%	9/1/25	10,760	10,169
[1]	McDonald's Corp.	3.700%	1/30/26	31,539	31,887

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	McDonald's Corp.	3.500%	3/1/27	13,618	13,593
	Mohawk Industries Inc.	3.850%	2/1/23	12,769	12,804
	NIKE Inc.	2.400%	3/27/25	16,208	16,041
	NIKE Inc.	2.375%	11/1/26	20,878	20,292
	NIKE Inc.	2.750%	3/27/27	30,227	29,619
	O'Reilly Automotive Inc.	3.850%	6/15/23	5,904	5,942
	O'Reilly Automotive Inc.	3.550%	3/15/26	12,154	12,081
	Owens Corning	4.200%	12/1/24	7,421	7,545
	Owens Corning	3.400%	8/15/26	10,816	10,605
	PulteGroup Inc.	5.500%	3/1/26	14,292	14,940
	PulteGroup Inc.	5.000%	1/15/27	4,155	4,283
	PVH Corp.	4.625%	7/10/25	12,027	12,110
	Ralph Lauren Corp.	3.750%	9/15/25	8,979	9,071
	Ross Stores Inc.	4.600%	4/15/25	16,850	17,254
	Ross Stores Inc.	0.875%	4/15/26	14,646	13,149
	Sands China Ltd.	5.125%	8/8/25	43,565	40,356
	Sands China Ltd.	3.800%	1/8/26	14,259	12,512
[2]	Sands China Ltd.	2.550%	3/8/27	13,045	10,317
	Snap-on Inc.	3.250%	3/1/27	1,341	1,332
	Stanley Black & Decker Inc.	3.400%	3/1/26	19,020	18,967
[1]	Stanley Black & Decker Inc.	4.000%	3/15/60	16,559	15,358
	Starbucks Corp.	3.850%	10/1/23	9,708	9,827
	Starbucks Corp.	3.800%	8/15/25	32,366	32,803
	Starbucks Corp.	2.450%	6/15/26	9,580	9,206
	Starbucks Corp.	2.000%	3/12/27	17,657	16,338
	TJX Cos. Inc.	2.250%	9/15/26	17,585	16,804
	Toll Brothers Finance Corp.	4.875%	11/15/25	8,900	9,054
	Toyota Motor Corp.	3.419%	7/20/23	13,373	13,501
	Toyota Motor Corp.	0.681%	3/25/24	36,494	35,150
	Toyota Motor Corp.	2.358%	7/2/24	7,746	7,674
	Toyota Motor Corp.	1.339%	3/25/26	24,413	22,601
[1]	Toyota Motor Credit Corp.	0.500%	8/14/23	22,442	21,898
[1]	Toyota Motor Credit Corp.	1.350%	8/25/23	43,159	42,594
[1]	Toyota Motor Credit Corp.	3.450%	9/20/23	13,184	13,332
[1]	Toyota Motor Credit Corp.	2.250%	10/18/23	15,443	15,376
	Toyota Motor Credit Corp.	3.350%	1/8/24	11,501	11,618
[1]	Toyota Motor Credit Corp.	0.450%	1/11/24	24,667	23,822
	Toyota Motor Credit Corp.	2.500%	3/22/24	10,050	10,002
[1]	Toyota Motor Credit Corp.	2.900%	4/17/24	15,271	15,286
[1]	Toyota Motor Credit Corp.	0.500%	6/18/24	12,721	12,129
	Toyota Motor Credit Corp.	0.625%	9/13/24	17,169	16,337
[1]	Toyota Motor Credit Corp.	2.000%	10/7/24	9,096	8,900
[1]	Toyota Motor Credit Corp.	1.450%	1/13/25	13,810	13,261
[1]	Toyota Motor Credit Corp.	1.800%	2/13/25	53,171	51,371
[1]	Toyota Motor Credit Corp.	3.000%	4/1/25	28,369	28,274
[1]	Toyota Motor Credit Corp.	3.400%	4/14/25	15,163	15,239
[1]	Toyota Motor Credit Corp.	0.800%	10/16/25	12,106	11,176
[1]	Toyota Motor Credit Corp.	0.800%	1/9/26	11,690	10,693
[1]	Toyota Motor Credit Corp.	1.125%	6/18/26	23,613	21,605
[1]	Toyota Motor Credit Corp.	3.200%	1/11/27	35,834	35,309
[1]	Toyota Motor Credit Corp.	1.900%	1/13/27	9,142	8,536
	Toyota Motor Credit Corp.	3.050%	3/22/27	30,967	30,289
	VF Corp.	2.400%	4/23/25	18,241	17,687
	VF Corp.	2.800%	4/23/27	8,795	8,429
	Walgreens Boots Alliance Inc.	0.950%	11/17/23	2,858	2,781
	Whirlpool Corp.	4.000%	3/1/24	7,125	7,243

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Whirlpool Corp.	3.700%	5/1/25	4,992	4,991
[1]	Yale University	0.873%	4/15/25	11,406	10,762
					3,061,467
Consumer Staples (4.8%)
	Altria Group Inc.	4.000%	1/31/24	14,973	15,213
	Altria Group Inc.	3.800%	2/14/24	11,227	11,324
	Altria Group Inc.	2.350%	5/6/25	12,860	12,374
	Altria Group Inc.	4.400%	2/14/26	32,785	33,239
	Altria Group Inc.	2.625%	9/16/26	3,150	2,980
[1]	Anheuser-Busch Cos. LLC	3.650%	2/1/26	69,773	70,001
	Archer-Daniels-Midland Co.	2.500%	8/11/26	23,211	22,628
	Avery Dennison Corp.	0.850%	8/15/24	60	57
	BAT Capital Corp.	3.222%	8/15/24	38,958	38,686
	BAT Capital Corp.	2.789%	9/6/24	18,806	18,448
	BAT Capital Corp.	3.215%	9/6/26	23,476	22,422
	BAT Capital Corp.	4.700%	4/2/27	7,575	7,575
	BAT International Finance plc	1.668%	3/25/26	36,143	32,664
	Brown-Forman Corp.	3.500%	4/15/25	4,886	4,927
	Bunge Ltd. Finance Corp.	1.630%	8/17/25	12,676	11,852
	Bunge Ltd. Finance Corp.	3.250%	8/15/26	18,890	18,389
	Campbell Soup Co.	3.950%	3/15/25	20,918	21,136
	Campbell Soup Co.	3.300%	3/19/25	6,106	6,064
	Clorox Co.	3.500%	12/15/24	10,920	11,103
	Coca-Cola Co.	1.750%	9/6/24	25,011	24,694
	Coca-Cola Co.	3.375%	3/25/27	21,368	21,597
	Coca-Cola Co.	2.900%	5/25/27	5,409	5,360
	Coca-Cola Consolidated Inc.	3.800%	11/25/25	7,865	7,902
[1]	Colgate-Palmolive Co.	3.250%	3/15/24	10,809	10,926
	Conagra Brands Inc.	0.500%	8/11/23	10,080	9,780
	Conagra Brands Inc.	4.300%	5/1/24	19,586	19,867
	Conagra Brands Inc.	4.600%	11/1/25	24,009	24,492
	Constellation Brands Inc.	4.750%	11/15/24	4,497	4,639
	Constellation Brands Inc.	4.400%	11/15/25	12,520	12,833
	Constellation Brands Inc.	4.750%	12/1/25	9,396	9,734
	Constellation Brands Inc.	3.700%	12/6/26	11,361	11,330
	Constellation Brands Inc.	3.500%	5/9/27	23,719	23,286
	Constellation Brands Inc.	4.350%	5/9/27	10,000	10,112
	Costco Wholesale Corp.	2.750%	5/18/24	31,939	32,059
	Costco Wholesale Corp.	3.000%	5/18/27	21,502	21,274
	Diageo Capital plc	3.500%	9/18/23	12,429	12,555
	Diageo Capital plc	2.125%	10/24/24	7,914	7,743
	Diageo Capital plc	1.375%	9/29/25	23,979	22,594
	Dollar General Corp.	4.150%	11/1/25	9,770	9,959
	Dollar General Corp.	3.875%	4/15/27	14,357	14,379
	Dollar Tree Inc.	4.000%	5/15/25	22,779	23,001
	Estee Lauder Cos. Inc.	2.000%	12/1/24	13,511	13,247
	Estee Lauder Cos. Inc.	3.150%	3/15/27	4,541	4,506
	Flowers Foods Inc.	3.500%	10/1/26	7,644	7,431
	Fomento Economico Mexicano SAB de CV	2.875%	5/10/23	3,180	3,195
	General Mills Inc.	3.650%	2/15/24	13,787	13,929
	General Mills Inc.	4.000%	4/17/25	16,233	16,539
	General Mills Inc.	3.200%	2/10/27	16,978	16,653
[2]	GSK Consumer Healthcare Capital UK plc	3.125%	3/24/25	13,626	13,495
[2]	GSK Consumer Healthcare Capital US LLC	3.024%	3/24/24	7,420	7,402
[2]	GSK Consumer Healthcare Capital US LLC	3.375%	3/24/27	50,615	49,575
	Hershey Co.	2.625%	5/1/23	635	636
	Hershey Co.	2.050%	11/15/24	1,374	1,350
	Hershey Co.	0.900%	6/1/25	8,295	7,782

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Hershey Co.	3.200%	8/21/25	4,076	4,095
Hershey Co.	2.300%	8/15/26	16,030	15,437
Hormel Foods Corp.	0.650%	6/3/24	14,738	14,112
Ingredion Inc.	3.200%	10/1/26	11,224	10,917
J M Smucker Co.	3.500%	3/15/25	24,998	24,915
Kellogg Co.	2.650%	12/1/23	13,822	13,799
Kellogg Co.	3.250%	4/1/26	15,282	15,098
Keurig Dr Pepper Inc.	3.130%	12/15/23	17,186	17,259
Keurig Dr Pepper Inc.	0.750%	3/15/24	10,755	10,331
Keurig Dr Pepper Inc.	4.417%	5/25/25	8,954	9,170
Keurig Dr Pepper Inc.	3.400%	11/15/25	11,661	11,589
Keurig Dr Pepper Inc.	2.550%	9/15/26	15,575	14,790
Kimberly-Clark Corp.	2.400%	6/1/23	5,377	5,364
Kimberly-Clark Corp.	3.050%	8/15/25	6,120	6,103
Kimberly-Clark Corp.	2.750%	2/15/26	11,789	11,585
Kraft Heinz Foods Co.	3.000%	6/1/26	39,815	38,483
Kraft Heinz Foods Co.	3.875%	5/15/27	30,086	29,805
Kroger Co.	3.850%	8/1/23	11,148	11,263
Kroger Co.	4.000%	2/1/24	15,781	16,026
Kroger Co.	3.500%	2/1/26	10,017	9,969
Kroger Co.	2.650%	10/15/26	17,280	16,486
McCormick & Co. Inc.	3.150%	8/15/24	22,621	22,532
McCormick & Co. Inc.	0.900%	2/15/26	10,917	9,832
Mead Johnson Nutrition Co.	4.125%	11/15/25	27,398	27,969
Molson Coors Beverage Co.	3.000%	7/15/26	52,564	50,692
Mondelez International Inc.	2.125%	3/17/24	4,725	4,655
Mondelez International Inc.	1.500%	5/4/25	23,692	22,525
Mondelez International Inc.	2.625%	3/17/27	11,760	11,211
PepsiCo Inc.	0.400%	10/7/23	14,219	13,890
PepsiCo Inc.	3.600%	3/1/24	7,522	7,638
PepsiCo Inc.	2.250%	3/19/25	40,847	40,326
PepsiCo Inc.	2.750%	4/30/25	22,942	22,902
PepsiCo Inc.	3.500%	7/17/25	16,258	16,505
PepsiCo Inc.	2.850%	2/24/26	25,195	25,025
PepsiCo Inc.	2.375%	10/6/26	16,171	15,730
PepsiCo Inc.	2.625%	3/19/27	16,632	16,246
Philip Morris International Inc.	3.600%	11/15/23	11,112	11,255
Philip Morris International Inc.	2.875%	5/1/24	18,820	18,843
Philip Morris International Inc.	3.250%	11/10/24	7,206	7,239
Philip Morris International Inc.	1.500%	5/1/25	5,460	5,199
Philip Morris International Inc.	3.375%	8/11/25	17,590	17,609
Philip Morris International Inc.	2.750%	2/25/26	26,363	25,613
Philip Morris International Inc.	0.875%	5/1/26	17,805	16,039
Procter & Gamble Co.	3.100%	8/15/23	37,125	37,546
Procter & Gamble Co.	0.550%	10/29/25	23,804	22,181
Procter & Gamble Co.	2.700%	2/2/26	9,690	9,631
Procter & Gamble Co.	2.450%	11/3/26	29,279	28,594
Procter & Gamble Co.	1.900%	2/1/27	8,082	7,682
Procter & Gamble Co.	2.800%	3/25/27	6,877	6,748
Reynolds American Inc.	4.850%	9/15/23	9,151	9,351
Reynolds American Inc.	4.450%	6/12/25	76,410	77,444
Sysco Corp.	3.750%	10/1/25	18,679	18,857
Sysco Corp.	3.300%	7/15/26	21,783	21,487
Target Corp.	3.500%	7/1/24	17,270	17,537
Target Corp.	2.250%	4/15/25	27,650	27,157
Target Corp.	2.500%	4/15/26	23,579	23,118
Target Corp.	1.950%	1/15/27	33,280	31,516
Tyson Foods Inc.	3.900%	9/28/23	4,323	4,375

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tyson Foods Inc.	3.950%	8/15/24	12,856	13,039
	Tyson Foods Inc.	4.000%	3/1/26	23,459	23,681
	Unilever Capital Corp.	0.375%	9/14/23	16,055	15,625
	Unilever Capital Corp.	3.250%	3/7/24	14,999	15,125
	Unilever Capital Corp.	2.600%	5/5/24	11,886	11,841
	Unilever Capital Corp.	0.626%	8/12/24	5,070	4,823
	Unilever Capital Corp.	3.375%	3/22/25	7,786	7,850
	Unilever Capital Corp.	3.100%	7/30/25	9,019	9,011
	Unilever Capital Corp.	2.000%	7/28/26	20,665	19,710
	Unilever Capital Corp.	2.900%	5/5/27	12,085	11,773
	Walgreens Boots Alliance Inc.	3.800%	11/18/24	21,750	22,035
	Walgreens Boots Alliance Inc.	3.450%	6/1/26	33,064	32,801
	Walmart Inc.	3.400%	6/26/23	47,689	48,349
	Walmart Inc.	3.300%	4/22/24	38,099	38,595
	Walmart Inc.	2.850%	7/8/24	29,344	29,485
	Walmart Inc.	2.650%	12/15/24	14,848	14,865
	Walmart Inc.	3.550%	6/26/25	29,082	29,631
	Walmart Inc.	3.050%	7/8/26	24,166	24,237
	Walmart Inc.	1.050%	9/17/26	6,900	6,363
					2,295,072
Energy (6.0%)
	Baker Hughes Holdings LLC	1.231%	12/15/23	9,012	8,800
	Baker Hughes Holdings LLC	2.061%	12/15/26	10,803	10,097
	Boardwalk Pipelines LP	4.950%	12/15/24	5,281	5,399
	Boardwalk Pipelines LP	5.950%	6/1/26	14,506	15,274
	BP Capital Markets America Inc.	3.790%	2/6/24	22,077	22,402
	BP Capital Markets America Inc.	3.194%	4/6/25	23,837	23,797
	BP Capital Markets America Inc.	3.796%	9/21/25	17,867	18,166
	BP Capital Markets America Inc.	3.410%	2/11/26	15,755	15,736
[1]	BP Capital Markets America Inc.	3.119%	5/4/26	15,882	15,654
[1]	BP Capital Markets America Inc.	3.017%	1/16/27	26,451	25,748
	BP Capital Markets America Inc.	3.543%	4/6/27	12,000	11,980
[1]	BP Capital Markets America Inc.	3.588%	4/14/27	12,700	12,637
	BP Capital Markets plc	3.994%	9/26/23	15,222	15,484
	BP Capital Markets plc	3.814%	2/10/24	29,159	29,668
	BP Capital Markets plc	3.535%	11/4/24	14,253	14,416
	BP Capital Markets plc	3.506%	3/17/25	17,892	18,057
	Canadian Natural Resources Ltd.	3.800%	4/15/24	16,221	16,322
	Canadian Natural Resources Ltd.	3.900%	2/1/25	14,122	14,180
	Canadian Natural Resources Ltd.	2.050%	7/15/25	13,319	12,668
	Cenovus Energy Inc.	5.375%	7/15/25	14,430	15,081
	Cenovus Energy Inc.	4.250%	4/15/27	21,900	22,003
	Cheniere Corpus Christi Holdings LLC	7.000%	6/30/24	21,843	22,936
	Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	45,493	47,367
	Chevron Corp.	2.895%	3/3/24	24,595	24,724
	Chevron Corp.	1.554%	5/11/25	54,518	52,430
	Chevron Corp.	3.326%	11/17/25	14,667	14,760
	Chevron Corp.	2.954%	5/16/26	41,651	41,442
	Chevron Corp.	1.995%	5/11/27	21,000	19,741
	Chevron USA Inc.	0.426%	8/11/23	10,227	10,013
	Chevron USA Inc.	3.900%	11/15/24	15,035	15,380
	Chevron USA Inc.	0.687%	8/12/25	19,834	18,450
	Columbia Pipeline Group Inc.	4.500%	6/1/25	22,573	23,172
	ConocoPhillips Co.	2.125%	3/8/24	10,500	10,430
	ConocoPhillips Co.	3.350%	11/15/24	6,969	6,999
	ConocoPhillips Co.	2.400%	3/7/25	10,050	9,905
	Continental Resources Inc.	3.800%	6/1/24	17,640	17,760
[2]	Coterra Energy Inc.	4.375%	6/1/24	17,104	17,307

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Coterra Energy Inc.	3.900%	5/15/27	15,000	14,789
	Devon Energy Corp.	5.250%	9/15/24	14,690	15,186
	Devon Energy Corp.	5.850%	12/15/25	12,196	12,965
	Diamondback Energy Inc.	3.250%	12/1/26	17,065	16,970
[2]	Eastern Gas Transmission & Storage Inc.	3.600%	12/15/24	3,906	3,890
	Enbridge Energy Partners LP	5.875%	10/15/25	7,872	8,350
	Enbridge Inc.	4.000%	10/1/23	21,861	22,091
	Enbridge Inc.	0.550%	10/4/23	2,461	2,383
	Enbridge Inc.	2.150%	2/16/24	4,984	4,895
	Enbridge Inc.	3.500%	6/10/24	12,613	12,671
	Enbridge Inc.	2.500%	1/15/25	11,441	11,111
	Enbridge Inc.	2.500%	2/14/25	1,932	1,880
	Enbridge Inc.	1.600%	10/4/26	5,733	5,213
	Enbridge Inc.	4.250%	12/1/26	22,657	22,902
[1]	Energy Transfer LP	4.200%	9/15/23	14,937	15,120
	Energy Transfer LP	4.500%	11/1/23	18,549	18,773
[1]	Energy Transfer LP	5.875%	1/15/24	20,993	21,631
	Energy Transfer LP	4.900%	2/1/24	6,047	6,133
	Energy Transfer LP	4.250%	4/1/24	16,970	17,093
	Energy Transfer LP	4.500%	4/15/24	15,608	15,828
	Energy Transfer LP	3.900%	5/15/24	11,515	11,522
	Energy Transfer LP	4.050%	3/15/25	15,126	15,186
	Energy Transfer LP	2.900%	5/15/25	16,378	15,974
	Energy Transfer LP	5.950%	12/1/25	10,260	10,836
	Energy Transfer LP	4.750%	1/15/26	22,573	22,960
	Energy Transfer LP	3.900%	7/15/26	13,836	13,608
	Energy Transfer LP	4.400%	3/15/27	20,337	20,195
	Energy Transfer LP	4.200%	4/15/27	14,881	14,715
	Enterprise Products Operating LLC	3.900%	2/15/24	11,302	11,437
	Enterprise Products Operating LLC	3.750%	2/15/25	29,605	29,705
	Enterprise Products Operating LLC	3.700%	2/15/26	20,358	20,410
	Enterprise Products Operating LLC	3.950%	2/15/27	13,186	13,223
	EOG Resources Inc.	3.150%	4/1/25	11,327	11,288
	EOG Resources Inc.	4.150%	1/15/26	22,353	22,886
	EQT Corp.	6.625%	2/1/25	14,730	15,360
	Exxon Mobil Corp.	3.176%	3/15/24	13,887	14,026
	Exxon Mobil Corp.	2.019%	8/16/24	21,251	20,934
	Exxon Mobil Corp.	2.709%	3/6/25	29,185	29,000
	Exxon Mobil Corp.	2.992%	3/19/25	82,752	82,759
	Exxon Mobil Corp.	3.043%	3/1/26	54,319	54,165
	Exxon Mobil Corp.	2.275%	8/16/26	22,327	21,541
	Exxon Mobil Corp.	3.294%	3/19/27	12,965	13,009
	Halliburton Co.	3.500%	8/1/23	14,027	14,109
	Halliburton Co.	3.800%	11/15/25	7,653	7,746
	Hess Corp.	3.500%	7/15/24	6,416	6,395
	Hess Corp.	4.300%	4/1/27	22,240	22,244
[2]	HF Sinclair Corp.	2.625%	10/1/23	5,247	5,125
[2]	HF Sinclair Corp.	5.875%	4/1/26	24,997	25,607
	Kinder Morgan Energy Partners LP	3.500%	9/1/23	18,833	18,924
	Kinder Morgan Energy Partners LP	4.150%	2/1/24	13,160	13,329
	Kinder Morgan Energy Partners LP	4.300%	5/1/24	15,093	15,324
	Kinder Morgan Energy Partners LP	4.250%	9/1/24	8,127	8,247
	Kinder Morgan Inc.	4.300%	6/1/25	26,890	27,245
	Kinder Morgan Inc.	1.750%	11/15/26	10,538	9,630
	Magellan Midstream Partners LP	5.000%	3/1/26	14,627	15,207
	Marathon Petroleum Corp.	3.625%	9/15/24	6,224	6,236
	Marathon Petroleum Corp.	4.700%	5/1/25	41,234	42,428
	Marathon Petroleum Corp.	5.125%	12/15/26	24,752	25,806

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	MPLX LP	4.500%	7/15/23	16,390	16,599
	MPLX LP	4.875%	12/1/24	24,632	25,213
	MPLX LP	4.000%	2/15/25	10,850	10,869
	MPLX LP	4.875%	6/1/25	25,759	26,372
	MPLX LP	1.750%	3/1/26	35,259	32,354
	MPLX LP	4.125%	3/1/27	30,801	30,579
	Northwest Pipeline LLC	4.000%	4/1/27	1,077	1,073
	ONEOK Inc.	7.500%	9/1/23	7,200	7,503
	ONEOK Inc.	2.750%	9/1/24	8,590	8,421
	ONEOK Inc.	2.200%	9/15/25	9,573	9,023
	ONEOK Inc.	5.850%	1/15/26	13,112	13,833
	ONEOK Partners LP	5.000%	9/15/23	9,492	9,656
	ONEOK Partners LP	4.900%	3/15/25	16,590	16,991
	Ovintiv Exploration Inc.	5.625%	7/1/24	20,778	21,876
	Ovintiv Exploration Inc.	5.375%	1/1/26	15,521	16,084
	Phillips 66	0.900%	2/15/24	7,474	7,222
	Phillips 66	3.850%	4/9/25	23,962	24,182
	Phillips 66	1.300%	2/15/26	12,176	11,185
[2]	Phillips 66 Co.	2.450%	12/15/24	7,201	6,977
[2]	Phillips 66 Co.	3.605%	2/15/25	10,972	10,943
[2]	Phillips 66 Co.	3.550%	10/1/26	10,227	10,095
	Pioneer Natural Resources Co.	1.125%	1/15/26	16,898	15,418
	Plains All American Pipeline LP	3.850%	10/15/23	16,175	16,243
	Plains All American Pipeline LP	3.600%	11/1/24	10,228	10,200
	Plains All American Pipeline LP	4.650%	10/15/25	30,523	30,906
	Plains All American Pipeline LP	4.500%	12/15/26	16,646	16,795
	Sabine Pass Liquefaction LLC	5.750%	5/15/24	50,170	51,831
	Sabine Pass Liquefaction LLC	5.625%	3/1/25	57,447	59,649
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	18,266	19,309
	Sabine Pass Liquefaction LLC	5.000%	3/15/27	34,491	35,555
	Schlumberger Finance Canada Ltd.	1.400%	9/17/25	11,405	10,762
	Schlumberger Investment SA	3.650%	12/1/23	35,944	36,446
	Shell International Finance BV	0.375%	9/15/23	21,121	20,576
	Shell International Finance BV	3.500%	11/13/23	22,581	22,873
	Shell International Finance BV	2.000%	11/7/24	22,536	22,179
	Shell International Finance BV	3.250%	5/11/25	59,623	60,030
	Shell International Finance BV	2.875%	5/10/26	38,466	37,898
	Shell International Finance BV	2.500%	9/12/26	23,409	22,764
	Spectra Energy Partners LP	4.750%	3/15/24	27,051	27,633
	Spectra Energy Partners LP	3.500%	3/15/25	6,992	6,950
	Spectra Energy Partners LP	3.375%	10/15/26	18,424	17,988
	Suncor Energy Inc.	2.800%	5/15/23	9,781	9,771
	Suncor Energy Inc.	3.100%	5/15/25	12,882	12,745
	TC PipeLines LP	4.375%	3/13/25	6,962	7,058
	TC PipeLines LP	3.900%	5/25/27	11,888	11,851
	Tennessee Gas Pipeline Co. LLC	7.000%	3/15/27	4,283	4,773
	TotalEnergies Capital Canada Ltd.	2.750%	7/15/23	27,608	27,665
	TotalEnergies Capital International SA	3.700%	1/15/24	27,151	27,538
	TotalEnergies Capital International SA	3.750%	4/10/24	14,081	14,339
	TotalEnergies Capital International SA	2.434%	1/10/25	21,132	20,789
	TransCanada PipeLines Ltd.	3.750%	10/16/23	13,866	13,981
	TransCanada PipeLines Ltd.	1.000%	10/12/24	22,733	21,539
	TransCanada PipeLines Ltd.	4.875%	1/15/26	19,345	20,015
	Transcontinental Gas Pipe Line Co. LLC	7.850%	2/1/26	22,682	25,498
	Valero Energy Corp.	2.850%	4/15/25	7,040	6,906
	Williams Cos. Inc.	4.500%	11/15/23	12,480	12,680
	Williams Cos. Inc.	4.300%	3/4/24	26,435	26,823
	Williams Cos. Inc.	4.550%	6/24/24	23,404	23,794

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Williams Cos. Inc.	3.900%	1/15/25	9,443	9,486
	Williams Cos. Inc.	4.000%	9/15/25	21,245	21,345
					2,872,251
Financials (43.7%)
	AerCap Ireland Capital DAC	4.125%	7/3/23	21,900	21,898
	AerCap Ireland Capital DAC	4.500%	9/15/23	36,327	36,582
	AerCap Ireland Capital DAC	1.150%	10/29/23	31,965	30,717
	AerCap Ireland Capital DAC	4.875%	1/16/24	28,562	28,781
	AerCap Ireland Capital DAC	3.150%	2/15/24	19,673	19,186
	AerCap Ireland Capital DAC	2.875%	8/14/24	19,054	18,426
	AerCap Ireland Capital DAC	1.650%	10/29/24	70,190	65,838
[1]	AerCap Ireland Capital DAC	1.750%	10/29/24	22,480	21,052
	AerCap Ireland Capital DAC	3.500%	1/15/25	15,292	14,835
	AerCap Ireland Capital DAC	6.500%	7/15/25	29,551	30,868
	AerCap Ireland Capital DAC	4.450%	10/1/25	18,042	17,868
	AerCap Ireland Capital DAC	1.750%	1/30/26	12,910	11,543
	AerCap Ireland Capital DAC	4.450%	4/3/26	480	470
	AerCap Ireland Capital DAC	2.450%	10/29/26	92,920	83,242
	Affiliated Managers Group Inc.	4.250%	2/15/24	5,241	5,332
	Affiliated Managers Group Inc.	3.500%	8/1/25	10,132	10,179
	Aflac Inc.	3.625%	11/15/24	31,657	32,169
	Aflac Inc.	3.250%	3/17/25	11,754	11,740
	Aflac Inc.	1.125%	3/15/26	17,554	16,057
	Air Lease Corp.	3.875%	7/3/23	15,060	15,123
	Air Lease Corp.	3.000%	9/15/23	13,994	13,902
[1]	Air Lease Corp.	4.250%	2/1/24	24,741	24,850
[1]	Air Lease Corp.	0.700%	2/15/24	14,612	13,853
	Air Lease Corp.	0.800%	8/18/24	18,254	17,017
	Air Lease Corp.	4.250%	9/15/24	13,758	13,789
[1]	Air Lease Corp.	2.300%	2/1/25	18,371	17,447
	Air Lease Corp.	3.250%	3/1/25	12,825	12,472
	Air Lease Corp.	3.375%	7/1/25	13,434	13,034
[1]	Air Lease Corp.	2.875%	1/15/26	29,341	27,692
[1]	Air Lease Corp.	3.750%	6/1/26	14,051	13,590
	Air Lease Corp.	1.875%	8/15/26	28,904	25,834
	Air Lease Corp.	2.200%	1/15/27	15,466	13,902
	Air Lease Corp.	3.625%	4/1/27	15,270	14,529
	Aircastle Ltd.	4.400%	9/25/23	15,050	15,067
	Aircastle Ltd.	4.125%	5/1/24	10,918	10,800
	Aircastle Ltd.	4.250%	6/15/26	15,726	14,995
	Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	10,536	10,403
	Allstate Corp.	3.150%	6/15/23	8,031	8,073
	Allstate Corp.	0.750%	12/15/25	9,210	8,415
	Allstate Corp.	3.280%	12/15/26	7,917	7,879
[1]	Allstate Corp.	5.750%	8/15/53	14,287	13,380
	Ally Financial Inc.	3.050%	6/5/23	4,118	4,119
	Ally Financial Inc.	1.450%	10/2/23	34,534	33,808
	Ally Financial Inc.	3.875%	5/21/24	14,668	14,758
	Ally Financial Inc.	5.125%	9/30/24	30,907	31,964
	Ally Financial Inc.	4.625%	3/30/25	22,408	22,810
	Ally Financial Inc.	5.800%	5/1/25	17,525	18,373
	American Express Co.	3.700%	8/3/23	29,389	29,796
	American Express Co.	0.750%	11/3/23	19,785	19,267
	American Express Co.	3.400%	2/22/24	33,944	34,177
	American Express Co.	3.375%	5/3/24	145	146
	American Express Co.	2.500%	7/30/24	30,095	29,738
	American Express Co.	3.000%	10/30/24	36,343	36,269
	American Express Co.	3.625%	12/5/24	12,234	12,345

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American Express Co.	2.250%	3/4/25	35,770	34,870
	American Express Co.	4.200%	11/6/25	13,426	13,815
	American Express Co.	3.125%	5/20/26	17,487	17,272
	American Express Co.	1.650%	11/4/26	24,305	22,401
	American Express Co.	2.550%	3/4/27	42,710	40,604
	American Express Co.	3.300%	5/3/27	69,569	68,123
	American Financial Group Inc.	3.500%	8/15/26	6,504	6,623
	American International Group Inc.	4.125%	2/15/24	17,071	17,389
	American International Group Inc.	2.500%	6/30/25	40,850	39,572
	American International Group Inc.	3.750%	7/10/25	12,027	12,075
	American International Group Inc.	3.900%	4/1/26	30,508	30,654
	Ameriprise Financial Inc.	4.000%	10/15/23	20,560	20,891
	Ameriprise Financial Inc.	3.700%	10/15/24	11,843	11,999
	Ameriprise Financial Inc.	3.000%	4/2/25	17,821	17,670
	Ameriprise Financial Inc.	2.875%	9/15/26	4,172	4,063
[1]	Aon Corp.	8.205%	1/1/27	10,581	11,751
	Aon Corp.	2.850%	5/28/27	8,287	7,925
	Aon Global Ltd.	4.000%	11/27/23	7,307	7,384
	Aon Global Ltd.	3.500%	6/14/24	5,066	5,081
	Aon Global Ltd.	3.875%	12/15/25	25,052	25,231
	Arch Capital Finance LLC	4.011%	12/15/26	11,409	11,477
	Ares Capital Corp.	4.200%	6/10/24	14,257	14,309
	Ares Capital Corp.	4.250%	3/1/25	11,213	11,022
	Ares Capital Corp.	3.250%	7/15/25	21,623	20,641
	Ares Capital Corp.	3.875%	1/15/26	29,560	28,286
	Ares Capital Corp.	2.150%	7/15/26	30,183	26,606
	Aspen Insurance Holdings Ltd.	4.650%	11/15/23	5,093	5,160
	Assurant Inc.	4.200%	9/27/23	6,790	6,877
	Assured Guaranty US Holdings Inc.	5.000%	7/1/24	2,479	2,553
[1]	Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	17,379	17,581
	Bain Capital Specialty Finance Inc.	2.950%	3/10/26	6,240	5,720
	Bain Capital Specialty Finance Inc.	2.550%	10/13/26	7,297	6,460
	Banco Bilbao Vizcaya Argentaria SA	0.875%	9/18/23	20,315	19,730
	Banco Bilbao Vizcaya Argentaria SA	1.125%	9/18/25	19,682	17,982
	Banco Santander SA	2.706%	6/27/24	40,076	39,481
	Banco Santander SA	0.701%	6/30/24	15,600	15,162
	Banco Santander SA	2.746%	5/28/25	43,283	41,828
	Banco Santander SA	5.179%	11/19/25	35,733	36,565
	Banco Santander SA	1.849%	3/25/26	27,642	25,388
	Banco Santander SA	4.250%	4/11/27	29,160	28,778
	Banco Santander SA	1.722%	9/14/27	21,995	19,548
	Banco Santander SA	4.175%	3/24/28	33,945	33,265
	Bank of America Corp.	4.100%	7/24/23	33,592	34,272
[1]	Bank of America Corp.	4.125%	1/22/24	55,552	56,757
[1]	Bank of America Corp.	4.000%	4/1/24	25,148	25,644
[1]	Bank of America Corp.	1.486%	5/19/24	16,358	16,114
[1]	Bank of America Corp.	0.523%	6/14/24	13,346	12,964
[1]	Bank of America Corp.	3.864%	7/23/24	52,601	52,974
[1]	Bank of America Corp.	4.200%	8/26/24	56,314	57,290
[1]	Bank of America Corp.	0.810%	10/24/24	51,153	49,344
[1]	Bank of America Corp.	4.000%	1/22/25	63,551	64,005
	Bank of America Corp.	1.843%	2/4/25	8,506	8,282
[1]	Bank of America Corp.	3.458%	3/15/25	70,349	70,305
[1]	Bank of America Corp.	3.950%	4/21/25	64,796	65,243
	Bank of America Corp.	0.976%	4/22/25	59,213	56,451
	Bank of America Corp.	3.841%	4/25/25	35,775	35,969
[1]	Bank of America Corp.	3.875%	8/1/25	20,914	21,274
[1]	Bank of America Corp.	0.981%	9/25/25	47,050	44,220

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Bank of America Corp.	3.093%	10/1/25	61,987	61,093
[1]	Bank of America Corp.	2.456%	10/22/25	41,029	39,787
[1]	Bank of America Corp.	1.530%	12/6/25	23,080	21,904
[1]	Bank of America Corp.	3.366%	1/23/26	53,572	52,783
[1]	Bank of America Corp.	2.015%	2/13/26	42,722	40,675
[1]	Bank of America Corp.	4.450%	3/3/26	54,053	54,821
[1]	Bank of America Corp.	3.384%	4/2/26	25,860	25,521
[1]	Bank of America Corp.	3.500%	4/19/26	87,732	87,326
[1]	Bank of America Corp.	1.319%	6/19/26	76,873	71,073
	Bank of America Corp.	6.220%	9/15/26	7,538	8,003
[1]	Bank of America Corp.	4.250%	10/22/26	49,775	50,333
[1]	Bank of America Corp.	1.197%	10/24/26	71,474	65,276
[1]	Bank of America Corp.	1.658%	3/11/27	70,477	64,706
[1]	Bank of America Corp.	3.559%	4/23/27	37,426	36,750
	Bank of America Corp.	1.734%	7/22/27	103,931	94,663
[1]	Bank of America Corp.	4.183%	11/25/27	52,197	52,069
[1]	Bank of America Corp.	3.824%	1/20/28	51,619	50,901
	Bank of America Corp.	2.551%	2/4/28	31,255	29,231
[1]	Bank of America Corp.	3.705%	4/24/28	52,194	51,081
	Bank of America Corp.	4.376%	4/27/28	40,625	40,960
[1]	Bank of Montreal	0.400%	9/15/23	33,494	32,506
	Bank of Montreal	0.450%	12/8/23	24,750	23,940
[1]	Bank of Montreal	3.300%	2/5/24	54,536	54,806
[1]	Bank of Montreal	2.150%	3/8/24	11,213	11,065
[1]	Bank of Montreal	2.500%	6/28/24	16,777	16,570
[1]	Bank of Montreal	1.500%	1/10/25	21,140	20,098
[1]	Bank of Montreal	1.850%	5/1/25	40,597	38,786
[3]	Bank of Montreal	3.700%	6/7/25	21,400	21,395
[1]	Bank of Montreal	1.250%	9/15/26	12,812	11,549
[1]	Bank of Montreal	0.949%	1/22/27	22,144	19,942
[1]	Bank of Montreal	2.650%	3/8/27	25,394	23,969
[1]	Bank of Montreal	4.338%	10/5/28	5,985	6,032
[1]	Bank of New York Mellon Corp.	3.450%	8/11/23	17,172	17,374
[1]	Bank of New York Mellon Corp.	2.200%	8/16/23	30,796	30,776
[1]	Bank of New York Mellon Corp.	0.350%	12/7/23	26,769	25,870
[1]	Bank of New York Mellon Corp.	3.650%	2/4/24	16,813	17,057
[1]	Bank of New York Mellon Corp.	0.500%	4/26/24	11,934	11,430
	Bank of New York Mellon Corp.	3.400%	5/15/24	11,961	12,106
[1]	Bank of New York Mellon Corp.	3.250%	9/11/24	10,414	10,470
[1]	Bank of New York Mellon Corp.	2.100%	10/24/24	18,751	18,395
[1]	Bank of New York Mellon Corp.	3.000%	2/24/25	18,091	18,045
[1]	Bank of New York Mellon Corp.	1.600%	4/24/25	23,729	22,640
[1]	Bank of New York Mellon Corp.	3.950%	11/18/25	11,637	11,856
[1]	Bank of New York Mellon Corp.	0.750%	1/28/26	5,771	5,262
[1]	Bank of New York Mellon Corp.	2.800%	5/4/26	23,322	22,845
[1]	Bank of New York Mellon Corp.	2.450%	8/17/26	17,231	16,593
[1]	Bank of New York Mellon Corp.	1.050%	10/15/26	1,675	1,511
	Bank of New York Mellon Corp.	2.050%	1/26/27	6,490	6,099
[1]	Bank of New York Mellon Corp.	3.250%	5/16/27	23,650	23,331
[1]	Bank of New York Mellon Corp.	3.442%	2/7/28	34,420	33,956
	Bank of Nova Scotia	1.625%	5/1/23	31,432	31,155
	Bank of Nova Scotia	0.400%	9/15/23	40,835	39,643
	Bank of Nova Scotia	0.550%	9/15/23	19,303	18,789
	Bank of Nova Scotia	3.400%	2/11/24	23,964	24,076
	Bank of Nova Scotia	2.440%	3/11/24	17,215	17,011
	Bank of Nova Scotia	0.700%	4/15/24	10,789	10,308
	Bank of Nova Scotia	0.650%	7/31/24	19,691	18,651
	Bank of Nova Scotia	1.450%	1/10/25	8,899	8,481

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bank of Nova Scotia	2.200%	2/3/25	23,239	22,542
	Bank of Nova Scotia	3.450%	4/11/25	27,650	27,557
	Bank of Nova Scotia	1.300%	6/11/25	34,818	32,561
	Bank of Nova Scotia	4.500%	12/16/25	12,403	12,649
	Bank of Nova Scotia	1.050%	3/2/26	20,366	18,415
	Bank of Nova Scotia	1.350%	6/24/26	24,976	22,692
	Bank of Nova Scotia	2.700%	8/3/26	30,274	28,983
	Bank of Nova Scotia	1.300%	9/15/26	19,355	17,458
[1]	Bank of Nova Scotia	4.650%	Perpetual	3,800	3,498
	BankUnited Inc.	4.875%	11/17/25	8,746	9,032
[1]	Barclays Bank plc	3.750%	5/15/24	8,628	8,697
	Barclays plc	4.375%	9/11/24	22,779	23,073
	Barclays plc	1.007%	12/10/24	25,676	24,615
	Barclays plc	3.650%	3/16/25	52,224	52,039
[1]	Barclays plc	3.932%	5/7/25	50,108	50,089
	Barclays plc	4.375%	1/12/26	65,716	66,028
[1]	Barclays plc	2.852%	5/7/26	59,405	57,171
	Barclays plc	5.200%	5/12/26	19,491	19,892
	Barclays plc	2.279%	11/24/27	18,729	16,997
	Berkshire Hathaway Finance Corp.	2.300%	3/15/27	560	540
	Berkshire Hathaway Inc.	3.125%	3/15/26	60,512	60,542
	BGC Partners Inc.	5.375%	7/24/23	9,910	10,036
	BGC Partners Inc.	3.750%	10/1/24	6,557	6,494
	BlackRock Inc.	3.500%	3/18/24	15,446	15,670
	BlackRock Inc.	3.200%	3/15/27	22,583	22,539
[2]	Blackstone Private Credit Fund	2.350%	11/22/24	20,955	19,672
[2]	Blackstone Private Credit Fund	2.700%	1/15/25	3,915	3,678
[2]	Blackstone Private Credit Fund	2.625%	12/15/26	30,045	26,131
[2]	Blackstone Private Credit Fund	3.250%	3/15/27	31,576	27,968
	Blackstone Secured Lending Fund	3.650%	7/14/23	5,587	5,592
	Blackstone Secured Lending Fund	3.625%	1/15/26	16,744	15,971
	Blackstone Secured Lending Fund	2.750%	9/16/26	20,433	18,583
[2]	Blackstone Secured Lending Fund	2.125%	2/15/27	17,752	15,288
[1]	BNP Paribas SA	4.250%	10/15/24	24,209	24,558
[2]	BNP Paribas SA	2.819%	11/19/25	1,400	1,354
	BPCE SA	4.000%	4/15/24	35,225	35,648
[1]	BPCE SA	3.375%	12/2/26	11,986	11,686
	Brookfield Asset Management Inc.	4.000%	1/15/25	11,620	11,720
	Brookfield Finance Inc.	4.000%	4/1/24	17,426	17,636
	Brookfield Finance Inc.	4.250%	6/2/26	10,047	10,122
	Brown & Brown Inc.	4.200%	9/15/24	8,235	8,308
	Business Development Corp. of America	3.250%	3/30/26	7,763	7,075
[1]	Cadence Bank	4.125%	11/20/29	1,275	1,264
	Canadian Imperial Bank of Commerce	0.450%	6/22/23	17,836	17,440
	Canadian Imperial Bank of Commerce	0.950%	6/23/23	28,786	28,264
[1]	Canadian Imperial Bank of Commerce	3.500%	9/13/23	34,548	34,936
	Canadian Imperial Bank of Commerce	0.500%	12/14/23	24,880	24,005
	Canadian Imperial Bank of Commerce	3.100%	4/2/24	18,059	18,071
	Canadian Imperial Bank of Commerce	1.000%	10/18/24	13,017	12,331
	Canadian Imperial Bank of Commerce	2.250%	1/28/25	17,003	16,482
	Canadian Imperial Bank of Commerce	3.300%	4/7/25	12,350	12,291
	Canadian Imperial Bank of Commerce	0.950%	10/23/25	4,054	3,715
	Canadian Imperial Bank of Commerce	1.250%	6/22/26	24,698	22,305
	Canadian Imperial Bank of Commerce	3.450%	4/7/27	23,837	23,252
[1]	Capital One Bank USA NA	2.280%	1/28/26	2,005	1,927
	Capital One Financial Corp.	2.600%	5/11/23	21,920	21,881
	Capital One Financial Corp.	3.500%	6/15/23	35,300	35,582
	Capital One Financial Corp.	3.900%	1/29/24	30,066	30,366

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Capital One Financial Corp.	3.750%	4/24/24	18,436	18,572
	Capital One Financial Corp.	3.300%	10/30/24	26,325	26,151
	Capital One Financial Corp.	1.343%	12/6/24	17,105	16,484
	Capital One Financial Corp.	3.200%	2/5/25	22,610	22,355
	Capital One Financial Corp.	4.250%	4/30/25	10,169	10,299
	Capital One Financial Corp.	4.166%	5/9/25	6,467	6,524
	Capital One Financial Corp.	4.200%	10/29/25	25,705	25,915
	Capital One Financial Corp.	2.636%	3/3/26	25,275	24,364
	Capital One Financial Corp.	3.750%	7/28/26	35,095	34,356
	Capital One Financial Corp.	3.750%	3/9/27	50,852	50,073
	Capital One Financial Corp.	3.650%	5/11/27	32,068	31,331
	Capital One Financial Corp.	1.878%	11/2/27	20,437	18,334
	Capital One Financial Corp.	4.927%	5/10/28	29,570	30,050
	Cboe Global Markets Inc.	3.650%	1/12/27	11,208	11,222
	Charles Schwab Corp.	3.550%	2/1/24	9,398	9,493
	Charles Schwab Corp.	0.750%	3/18/24	33,582	32,486
	Charles Schwab Corp.	3.750%	4/1/24	11,792	11,955
	Charles Schwab Corp.	3.000%	3/10/25	7,794	7,759
	Charles Schwab Corp.	4.200%	3/24/25	8,600	8,827
	Charles Schwab Corp.	3.625%	4/1/25	12,218	12,290
	Charles Schwab Corp.	3.850%	5/21/25	21,559	21,957
	Charles Schwab Corp.	3.450%	2/13/26	11,598	11,606
	Charles Schwab Corp.	0.900%	3/11/26	10,282	9,387
	Charles Schwab Corp.	1.150%	5/13/26	31,050	28,473
	Charles Schwab Corp.	3.200%	3/2/27	14,940	14,752
	Charles Schwab Corp.	2.450%	3/3/27	30,175	28,754
	Charles Schwab Corp.	3.300%	4/1/27	12,351	12,229
	Chubb INA Holdings Inc.	3.350%	5/15/24	21,224	21,406
	Chubb INA Holdings Inc.	3.150%	3/15/25	21,031	20,978
	Chubb INA Holdings Inc.	3.350%	5/3/26	37,715	37,584
[1]	Citibank NA	3.650%	1/23/24	46,743	47,361
	Citigroup Inc.	3.875%	10/25/23	26,888	27,430
[1]	Citigroup Inc.	1.678%	5/15/24	25,280	24,960
[1]	Citigroup Inc.	4.044%	6/1/24	34,492	34,861
	Citigroup Inc.	3.750%	6/16/24	22,838	23,200
	Citigroup Inc.	4.000%	8/5/24	12,103	12,276
	Citigroup Inc.	0.776%	10/30/24	53,028	51,014
	Citigroup Inc.	3.875%	3/26/25	37,602	37,709
[1]	Citigroup Inc.	3.352%	4/24/25	75,837	75,278
	Citigroup Inc.	3.300%	4/27/25	30,801	30,746
	Citigroup Inc.	0.981%	5/1/25	14,307	13,592
	Citigroup Inc.	4.140%	5/24/25	26,000	26,230
	Citigroup Inc.	4.400%	6/10/25	57,960	58,666
	Citigroup Inc.	5.500%	9/13/25	35,878	37,534
	Citigroup Inc.	1.281%	11/3/25	20,717	19,544
	Citigroup Inc.	3.700%	1/12/26	48,161	48,034
	Citigroup Inc.	2.014%	1/25/26	48,284	45,958
	Citigroup Inc.	4.600%	3/9/26	42,404	43,098
[1]	Citigroup Inc.	3.106%	4/8/26	78,595	76,835
	Citigroup Inc.	3.400%	5/1/26	48,031	47,412
	Citigroup Inc.	3.200%	10/21/26	87,634	85,229
	Citigroup Inc.	4.300%	11/20/26	18,005	18,137
	Citigroup Inc.	1.122%	1/28/27	55,279	49,836
	Citigroup Inc.	1.462%	6/9/27	23,512	21,176
[1]	Citigroup Inc.	3.887%	1/10/28	40,754	40,166
[1]	Citigroup Inc.	3.070%	2/24/28	41,004	39,111
	Citigroup Inc.	4.658%	5/24/28	32,649	33,161
[1]	Citizens Bank NA	2.250%	4/28/25	8,630	8,307

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Citizens Bank NA	4.119%	5/23/25	7,241	7,285
[1]	Citizens Bank NA	3.750%	2/18/26	18,562	18,588
	Citizens Financial Group Inc.	4.300%	12/3/25	4,502	4,533
	Citizens Financial Group Inc.	2.850%	7/27/26	17,524	16,679
	Citizens Financial Group Inc.	4.300%	2/11/31	3,691	3,452
	CME Group Inc.	3.000%	3/15/25	16,979	16,990
	CNA Financial Corp.	3.950%	5/15/24	12,826	12,948
	CNA Financial Corp.	4.500%	3/1/26	10,447	10,663
	CNO Financial Group Inc.	5.250%	5/30/25	14,275	14,687
[1]	Comerica Bank	2.500%	7/23/24	14,409	14,146
[1]	Comerica Bank	4.000%	7/27/25	6,620	6,609
	Comerica Inc.	3.700%	7/31/23	14,700	14,794
	Cooperatieve Rabobank UA	0.375%	1/12/24	23,380	22,388
	Cooperatieve Rabobank UA	1.375%	1/10/25	24,794	23,633
[1]	Cooperatieve Rabobank UA	3.375%	5/21/25	32,045	31,999
	Cooperatieve Rabobank UA	4.375%	8/4/25	27,064	27,241
[1]	Cooperatieve Rabobank UA	3.750%	7/21/26	35,881	35,058
[2]	Corebridge Financial Inc.	3.650%	4/5/27	25,964	25,290
[1]	Credit Suisse AG	0.520%	8/9/23	16,915	16,431
	Credit Suisse AG	0.495%	2/2/24	24,110	23,006
[1]	Credit Suisse AG	3.625%	9/9/24	85,880	85,690
	Credit Suisse AG	3.700%	2/21/25	10,385	10,355
	Credit Suisse AG	2.950%	4/9/25	44,402	43,409
	Credit Suisse AG	1.250%	8/7/26	27,510	24,535
	Credit Suisse Group AG	3.800%	6/9/23	38,542	38,704
	Credit Suisse Group AG	3.750%	3/26/25	51,871	51,296
	Credit Suisse Group AG	4.550%	4/17/26	52,039	52,094
[1]	Deutsche Bank AG	0.962%	11/8/23	28,827	27,915
	Deutsche Bank AG	0.898%	5/28/24	7,810	7,415
[1]	Deutsche Bank AG	3.700%	5/30/24	32,191	32,203
	Deutsche Bank AG	3.700%	5/30/24	13,636	13,674
[1]	Deutsche Bank AG	2.222%	9/18/24	61,752	60,256
	Deutsche Bank AG	1.447%	4/1/25	8,567	8,133
[1]	Deutsche Bank AG	3.961%	11/26/25	29,162	28,729
	Deutsche Bank AG	4.100%	1/13/26	4,973	4,959
[1]	Deutsche Bank AG	4.100%	1/13/26	20,217	20,144
	Deutsche Bank AG	1.686%	3/19/26	21,140	19,353
	Deutsche Bank AG	2.129%	11/24/26	49,098	44,924
	Deutsche Bank AG	2.311%	11/16/27	37,299	33,049
	Deutsche Bank AG	2.552%	1/7/28	29,203	25,998
[1]	Discover Bank	4.200%	8/8/23	23,060	23,327
	Discover Bank	2.450%	9/12/24	20,063	19,608
[1]	Discover Bank	4.250%	3/13/26	3,867	3,863
[1]	Discover Bank	3.450%	7/27/26	26,656	25,920
[1]	Discover Bank	4.682%	8/9/28	10,933	10,935
	Discover Financial Services	3.950%	11/6/24	11,465	11,496
	Discover Financial Services	3.750%	3/4/25	12,914	12,914
	Discover Financial Services	4.500%	1/30/26	25,210	25,476
	Discover Financial Services	4.100%	2/9/27	21,693	21,523
	Eaton Vance Corp.	3.625%	6/15/23	8,303	8,373
	Eaton Vance Corp.	3.500%	4/6/27	4,922	4,812
	Fifth Third Bancorp	1.625%	5/5/23	13,467	13,368
	Fifth Third Bancorp	4.300%	1/16/24	17,579	17,781
	Fifth Third Bancorp	3.650%	1/25/24	54,748	55,217
	Fifth Third Bancorp	2.375%	1/28/25	14,123	13,690
	Fifth Third Bancorp	2.550%	5/5/27	18,899	17,752
	Fifth Third Bancorp	1.707%	11/1/27	285	257
	Fifth Third Bancorp	4.055%	4/25/28	2,150	2,135

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Fifth Third Bank NA	3.950%	7/28/25	6,082	6,160
[1]	Fifth Third Bank NA	3.850%	3/15/26	16,199	16,164
[1]	Fifth Third Bank NA	2.250%	2/1/27	16,813	15,826
	First American Financial Corp.	4.600%	11/15/24	6,190	6,295
	First Horizon Corp.	3.550%	5/26/23	4,189	4,210
	First Horizon Corp.	4.000%	5/26/25	12,976	13,016
[1]	First-Citizens Bank & Trust Co.	2.969%	9/27/25	9,436	9,217
	Franklin Resources Inc.	2.850%	3/30/25	10,278	10,166
	FS KKR Capital Corp.	4.625%	7/15/24	13,442	13,381
	FS KKR Capital Corp.	4.125%	2/1/25	12,542	12,200
	FS KKR Capital Corp.	3.400%	1/15/26	25,528	23,833
	FS KKR Capital Corp.	2.625%	1/15/27	7,588	6,706
	GATX Corp.	4.350%	2/15/24	7,537	7,648
	GATX Corp.	3.250%	3/30/25	4,306	4,240
	GATX Corp.	3.250%	9/15/26	8,705	8,413
	GATX Corp.	3.850%	3/30/27	3,231	3,191
	GE Capital Funding LLC	3.450%	5/15/25	27,303	27,146
	Global Payments Inc.	3.750%	6/1/23	13,036	13,096
	Global Payments Inc.	4.000%	6/1/23	13,744	13,857
	Global Payments Inc.	1.500%	11/15/24	13,627	12,944
	Global Payments Inc.	2.650%	2/15/25	14,356	13,953
	Global Payments Inc.	1.200%	3/1/26	21,665	19,572
	Global Payments Inc.	4.800%	4/1/26	15,983	16,393
	Global Payments Inc.	2.150%	1/15/27	18,127	16,501
	Goldman Sachs BDC Inc.	3.750%	2/10/25	8,662	8,550
	Goldman Sachs BDC Inc.	2.875%	1/15/26	11,625	10,956
	Goldman Sachs Group Inc.	1.217%	12/6/23	10,000	9,779
	Goldman Sachs Group Inc.	3.625%	2/20/24	43,579	43,926
	Goldman Sachs Group Inc.	4.000%	3/3/24	63,016	64,050
	Goldman Sachs Group Inc.	3.000%	3/15/24	32,055	32,034
[1]	Goldman Sachs Group Inc.	3.850%	7/8/24	33,053	33,587
[1]	Goldman Sachs Group Inc.	0.657%	9/10/24	61,008	58,982
	Goldman Sachs Group Inc.	0.925%	10/21/24	46,951	45,403
	Goldman Sachs Group Inc.	3.500%	1/23/25	67,492	67,633
	Goldman Sachs Group Inc.	1.757%	1/24/25	46,416	45,146
	Goldman Sachs Group Inc.	3.500%	4/1/25	92,676	92,740
	Goldman Sachs Group Inc.	3.750%	5/22/25	38,698	39,044
[1]	Goldman Sachs Group Inc.	3.272%	9/29/25	42,535	42,156
	Goldman Sachs Group Inc.	4.250%	10/21/25	59,717	60,561
	Goldman Sachs Group Inc.	0.855%	2/12/26	12,105	11,194
	Goldman Sachs Group Inc.	3.750%	2/25/26	42,484	42,623
	Goldman Sachs Group Inc.	3.500%	11/16/26	63,421	62,735
[1]	Goldman Sachs Group Inc.	1.093%	12/9/26	71,380	64,664
	Goldman Sachs Group Inc.	5.950%	1/15/27	18,861	20,295
	Goldman Sachs Group Inc.	3.850%	1/26/27	74,498	74,149
	Goldman Sachs Group Inc.	1.431%	3/9/27	70,325	63,690
	Goldman Sachs Group Inc.	1.542%	9/10/27	52,269	47,147
	Goldman Sachs Group Inc.	1.948%	10/21/27	73,266	66,812
	Goldman Sachs Group Inc.	2.640%	2/24/28	76,039	71,139
	Goldman Sachs Group Inc.	3.615%	3/15/28	55,656	54,257
	Golub Capital BDC Inc.	3.375%	4/15/24	12,381	12,144
	Golub Capital BDC Inc.	2.500%	8/24/26	13,802	12,209
	Golub Capital BDC Inc.	2.050%	2/15/27	4,688	4,009
	Hanover Insurance Group Inc.	4.500%	4/15/26	8,471	8,635
	HSBC Holdings plc	4.250%	3/14/24	48,830	49,414
	HSBC Holdings plc	0.732%	8/17/24	40,180	38,801
	HSBC Holdings plc	1.162%	11/22/24	13,201	12,727
[1]	HSBC Holdings plc	3.803%	3/11/25	61,887	61,804

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	HSBC Holdings plc	0.976%	5/24/25	50,065	47,266
	HSBC Holdings plc	4.250%	8/18/25	24,571	24,703
[1]	HSBC Holdings plc	2.633%	11/7/25	39,225	37,972
[3]	HSBC Holdings plc	4.180%	12/9/25	20,000	20,000
	HSBC Holdings plc	4.300%	3/8/26	57,356	57,659
	HSBC Holdings plc	2.999%	3/10/26	45,857	44,457
[1]	HSBC Holdings plc	1.645%	4/18/26	50,431	46,990
	HSBC Holdings plc	3.900%	5/25/26	49,895	49,552
[1]	HSBC Holdings plc	2.099%	6/4/26	57,992	54,543
[1]	HSBC Holdings plc	4.292%	9/12/26	63,365	63,274
	HSBC Holdings plc	4.375%	11/23/26	38,396	38,552
	HSBC Holdings plc	1.589%	5/24/27	35,692	31,929
	HSBC Holdings plc	2.251%	11/22/27	55,314	50,273
[1]	HSBC Holdings plc	4.041%	3/13/28	61,146	59,761
[3]	HSBC Holdings plc	4.755%	6/9/28	20,000	20,000
	HSBC USA Inc.	3.750%	5/24/24	4,800	4,826
	HSBC USA Inc.	3.500%	6/23/24	25,711	25,802
	Huntington Bancshares Inc.	2.625%	8/6/24	15,859	15,638
	Huntington Bancshares Inc.	4.000%	5/15/25	3,162	3,199
[1]	Huntington National Bank	3.550%	10/6/23	13,564	13,666
	Huntington National Bank	4.008%	5/16/25	7,170	7,221
	Huntington National Bank	4.552%	5/17/28	13,850	14,096
	ING Groep NV	4.100%	10/2/23	33,879	34,357
	ING Groep NV	3.550%	4/9/24	21,004	21,070
	ING Groep NV	3.869%	3/28/26	20,985	20,852
	ING Groep NV	3.950%	3/29/27	45,696	44,923
	ING Groep NV	1.726%	4/1/27	23,002	20,827
	ING Groep NV	4.017%	3/28/28	24,650	24,092
	Intercontinental Exchange Inc.	3.450%	9/21/23	4,081	4,143
	Intercontinental Exchange Inc.	4.000%	10/15/23	17,715	18,078
	Intercontinental Exchange Inc.	3.650%	5/23/25	19,439	19,688
	Intercontinental Exchange Inc.	3.750%	12/1/25	25,752	26,003
	Intesa Sanpaolo SpA	5.250%	1/12/24	12,669	12,867
	Invesco Finance plc	4.000%	1/30/24	10,550	10,692
	Invesco Finance plc	3.750%	1/15/26	10,351	10,349
[2]	Jackson Financial Inc.	1.125%	11/22/23	13,330	12,876
	Janus Henderson US Holdings Inc.	4.875%	8/1/25	6,591	6,769
	Jefferies Financial Group Inc.	5.500%	10/18/23	17,048	17,322
	Jefferies Group LLC	4.850%	1/15/27	12,818	13,059
	JPMorgan Chase & Co.	2.700%	5/18/23	45,562	45,627
	JPMorgan Chase & Co.	3.875%	2/1/24	20,084	20,444
	JPMorgan Chase & Co.	3.625%	5/13/24	43,990	44,576
[1]	JPMorgan Chase & Co.	1.514%	6/1/24	34,372	33,898
[1]	JPMorgan Chase & Co.	3.797%	7/23/24	52,563	52,922
	JPMorgan Chase & Co.	3.875%	9/10/24	58,037	58,848
[1]	JPMorgan Chase & Co.	0.653%	9/16/24	40,990	39,709
[1]	JPMorgan Chase & Co.	4.023%	12/5/24	74,247	74,994
	JPMorgan Chase & Co.	3.125%	1/23/25	47,789	47,763
	JPMorgan Chase & Co.	0.563%	2/16/25	16,575	15,787
[1]	JPMorgan Chase & Co.	3.220%	3/1/25	45,352	45,139
	JPMorgan Chase & Co.	0.824%	6/1/25	44,249	41,959
	JPMorgan Chase & Co.	0.969%	6/23/25	55,620	52,711
	JPMorgan Chase & Co.	3.900%	7/15/25	50,685	51,595
	JPMorgan Chase & Co.	7.750%	7/15/25	1,689	1,878
	JPMorgan Chase & Co.	0.768%	8/9/25	10,887	10,258
[1]	JPMorgan Chase & Co.	2.301%	10/15/25	41,672	40,326
	JPMorgan Chase & Co.	1.561%	12/10/25	52,602	49,909
	JPMorgan Chase & Co.	2.595%	2/24/26	24,340	23,564

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	JPMorgan Chase & Co.	2.005%	3/13/26	69,735	66,362
	JPMorgan Chase & Co.	3.300%	4/1/26	64,712	64,013
[1]	JPMorgan Chase & Co.	2.083%	4/22/26	98,523	93,809
	JPMorgan Chase & Co.	4.080%	4/26/26	785	790
	JPMorgan Chase & Co.	3.200%	6/15/26	21,492	21,259
	JPMorgan Chase & Co.	2.950%	10/1/26	69,508	67,419
	JPMorgan Chase & Co.	7.625%	10/15/26	14,826	16,932
	JPMorgan Chase & Co.	1.045%	11/19/26	57,307	52,117
	JPMorgan Chase & Co.	4.125%	12/15/26	48,215	48,617
[1]	JPMorgan Chase & Co.	3.960%	1/29/27	19,225	19,204
	JPMorgan Chase & Co.	1.040%	2/4/27	67,185	60,648
	JPMorgan Chase & Co.	1.578%	4/22/27	100,062	91,747
	JPMorgan Chase & Co.	8.000%	4/29/27	21,757	25,397
	JPMorgan Chase & Co.	1.470%	9/22/27	57,580	51,870
[1]	JPMorgan Chase & Co.	3.782%	2/1/28	75,245	74,110
	JPMorgan Chase & Co.	2.947%	2/24/28	24,518	23,329
	JPMorgan Chase & Co.	4.323%	4/26/28	32,712	32,952
[1]	JPMorgan Chase & Co.	3.540%	5/1/28	75,049	73,084
	Kemper Corp.	4.350%	2/15/25	8,683	8,730
[1]	KeyBank NA	0.433%	6/14/24	11,119	10,853
[1]	KeyBank NA	3.300%	6/1/25	14,912	14,860
[1]	KeyBank NA	3.400%	5/20/26	19,740	19,182
	KeyCorp	3.878%	5/23/25	10,860	10,968
[1]	KeyCorp	4.150%	10/29/25	6,027	6,110
[1]	KeyCorp	2.250%	4/6/27	14,705	13,542
	Lazard Group LLC	3.750%	2/13/25	8,759	8,737
	Lazard Group LLC	3.625%	3/1/27	11,870	11,472
	Legg Mason Inc.	4.750%	3/15/26	10,008	10,386
	Lincoln National Corp.	4.000%	9/1/23	5,765	5,843
	Lincoln National Corp.	3.350%	3/9/25	4,192	4,164
	Lincoln National Corp.	3.625%	12/12/26	11,666	11,566
	Lloyds Bank plc	3.500%	5/14/25	2,159	2,144
	Lloyds Banking Group plc	4.050%	8/16/23	47,253	47,857
	Lloyds Banking Group plc	3.900%	3/12/24	29,389	29,604
	Lloyds Banking Group plc	0.695%	5/11/24	2,939	2,865
	Lloyds Banking Group plc	4.500%	11/4/24	31,859	32,272
	Lloyds Banking Group plc	4.450%	5/8/25	22,254	22,667
[1]	Lloyds Banking Group plc	3.870%	7/9/25	57,295	57,364
	Lloyds Banking Group plc	4.582%	12/10/25	36,762	36,953
[1]	Lloyds Banking Group plc	2.438%	2/5/26	29,281	28,131
	Lloyds Banking Group plc	3.511%	3/18/26	8,545	8,447
	Lloyds Banking Group plc	4.650%	3/24/26	21,657	21,776
	Lloyds Banking Group plc	3.750%	1/11/27	27,506	27,063
	Lloyds Banking Group plc	1.627%	5/11/27	5,019	4,544
	Lloyds Banking Group plc	3.750%	3/18/28	22,165	21,552
	Loews Corp.	2.625%	5/15/23	7,681	7,688
	Loews Corp.	3.750%	4/1/26	10,502	10,604
	M&T Bank Corp.	3.550%	7/26/23	25,028	25,195
	M&T Bank Corp.	4.000%	7/15/24	8,616	8,670
	Main Street Capital Corp.	5.200%	5/1/24	10,031	10,145
	Main Street Capital Corp.	3.000%	7/14/26	10,409	9,419
[1]	Manufacturers & Traders Trust Co.	2.900%	2/6/25	12,560	12,400
	Manulife Financial Corp.	4.150%	3/4/26	24,120	24,442
	Manulife Financial Corp.	2.484%	5/19/27	11,921	11,309
[1]	Manulife Financial Corp.	4.061%	2/24/32	11,167	10,802
	Marsh & McLennan Cos. Inc.	3.875%	3/15/24	15,944	16,133
	Marsh & McLennan Cos. Inc.	3.500%	6/3/24	15,219	15,318
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	16,242	16,340

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Marsh & McLennan Cos. Inc.	3.750%	3/14/26	18,263	18,362
	Mastercard Inc.	3.375%	4/1/24	25,921	26,273
	Mastercard Inc.	2.000%	3/3/25	16,426	16,054
	Mastercard Inc.	2.950%	11/21/26	19,387	19,215
	Mastercard Inc.	3.300%	3/26/27	32,521	32,569
	Mercury General Corp.	4.400%	3/15/27	7,980	7,959
[1]	MetLife Inc.	4.368%	9/15/23	25,403	25,906
	MetLife Inc.	3.600%	4/10/24	13,831	14,032
	MetLife Inc.	3.000%	3/1/25	18,511	18,410
	MetLife Inc.	3.600%	11/13/25	8,616	8,684
	Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	57,821	58,458
	Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	9,000	8,957
	Mitsubishi UFJ Financial Group Inc.	3.407%	3/7/24	44,623	44,812
	Mitsubishi UFJ Financial Group Inc.	2.801%	7/18/24	27,728	27,398
[1]	Mitsubishi UFJ Financial Group Inc.	0.848%	9/15/24	36,282	35,173
	Mitsubishi UFJ Financial Group Inc.	2.193%	2/25/25	71,200	68,495
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	748	750
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	34,594	32,137
	Mitsubishi UFJ Financial Group Inc.	0.953%	7/19/25	50,537	47,705
	Mitsubishi UFJ Financial Group Inc.	0.962%	10/11/25	20,916	19,595
	Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	34,798	34,582
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	250	237
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	26,369	25,963
	Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/27	83,019	74,709
	Mitsubishi UFJ Financial Group Inc.	1.640%	10/13/27	16,375	14,681
	Mitsubishi UFJ Financial Group Inc.	2.341%	1/19/28	34,040	31,285
	Mitsubishi UFJ Financial Group Inc.	4.080%	4/19/28	1,100	1,090
[1]	Mizuho Financial Group Inc.	1.241%	7/10/24	29,863	29,172
[1]	Mizuho Financial Group Inc.	0.849%	9/8/24	21,675	20,977
[1]	Mizuho Financial Group Inc.	3.922%	9/11/24	27,335	27,455
[1]	Mizuho Financial Group Inc.	2.839%	7/16/25	19,588	19,213
[1]	Mizuho Financial Group Inc.	2.555%	9/13/25	14,935	14,501
	Mizuho Financial Group Inc.	2.651%	5/22/26	11,396	11,005
[1]	Mizuho Financial Group Inc.	2.226%	5/25/26	13,049	12,389
	Mizuho Financial Group Inc.	2.839%	9/13/26	19,182	18,202
	Mizuho Financial Group Inc.	3.663%	2/28/27	13,930	13,623
	Mizuho Financial Group Inc.	1.234%	5/22/27	28,640	25,430
	Mizuho Financial Group Inc.	1.554%	7/9/27	3,894	3,486
[1]	Morgan Stanley	3.875%	4/29/24	70,872	72,293
[1]	Morgan Stanley	3.700%	10/23/24	57,377	58,192
[1]	Morgan Stanley	0.791%	1/22/25	185	177
	Morgan Stanley	3.620%	4/17/25	26,251	26,301
	Morgan Stanley	0.790%	5/30/25	83,419	78,925
[1]	Morgan Stanley	2.720%	7/22/25	52,479	51,460
[1]	Morgan Stanley	4.000%	7/23/25	68,971	69,848
[1]	Morgan Stanley	0.864%	10/21/25	31,825	29,894
[1]	Morgan Stanley	1.164%	10/21/25	42,329	39,952
	Morgan Stanley	5.000%	11/24/25	51,045	52,858
[1]	Morgan Stanley	3.875%	1/27/26	75,723	76,230
	Morgan Stanley	2.630%	2/18/26	21,940	21,289
[1]	Morgan Stanley	2.188%	4/28/26	65,251	62,292
[1]	Morgan Stanley	3.125%	7/27/26	86,181	84,250
[1]	Morgan Stanley	6.250%	8/9/26	13,970	15,214
[1]	Morgan Stanley	4.350%	9/8/26	56,612	57,326
	Morgan Stanley	0.985%	12/10/26	63,317	57,119
	Morgan Stanley	3.625%	1/20/27	68,996	68,425
	Morgan Stanley	3.950%	4/23/27	45,000	44,476
	Morgan Stanley	1.593%	5/4/27	77,066	70,303

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Morgan Stanley	1.512%	7/20/27	63,699	57,601
	Morgan Stanley	2.475%	1/21/28	40,850	38,112
	Morgan Stanley	4.210%	4/20/28	49,775	49,870
	Nasdaq Inc.	3.850%	6/30/26	10,602	10,675
	National Australia Bank Ltd.	3.625%	6/20/23	11,033	11,160
	National Australia Bank Ltd.	3.375%	1/14/26	18,727	18,586
[1]	National Australia Bank Ltd.	2.500%	7/12/26	24,287	23,250
[1]	National Bank of Canada	0.750%	8/6/24	200	189
[1]	National Bank of Canada	0.550%	11/15/24	16,027	15,389
	NatWest Group plc	6.100%	6/10/23	1,012	1,035
	NatWest Group plc	3.875%	9/12/23	73,392	73,832
	NatWest Group plc	6.000%	12/19/23	34,039	35,134
[1]	NatWest Group plc	2.359%	5/22/24	20,854	20,636
	NatWest Group plc	5.125%	5/28/24	21,466	21,896
[1]	NatWest Group plc	4.519%	6/25/24	35,017	35,363
[1]	NatWest Group plc	4.269%	3/22/25	47,885	48,013
	NatWest Group plc	4.800%	4/5/26	37,218	37,757
	NatWest Group plc	1.642%	6/14/27	3,180	2,855
[1]	NatWest Group plc	3.073%	5/22/28	11,639	10,908
[1]	NatWest Group plc	3.754%	11/1/29	24,597	24,076
[1]	New York Community Bancorp Inc.	5.900%	11/6/28	4,694	4,832
	Nomura Holdings Inc.	2.648%	1/16/25	34,660	33,624
	Nomura Holdings Inc.	1.851%	7/16/25	36,622	34,224
	Nomura Holdings Inc.	1.653%	7/14/26	13,140	11,835
	Nomura Holdings Inc.	2.329%	1/22/27	35,035	32,005
	Northern Trust Corp.	3.950%	10/30/25	17,028	17,336
	Northern Trust Corp.	4.000%	5/10/27	8,880	9,101
[1]	Northern Trust Corp.	3.375%	5/8/32	11,415	11,075
	Oaktree Specialty Lending Corp.	3.500%	2/25/25	9,075	8,788
	Oaktree Specialty Lending Corp.	2.700%	1/15/27	1,778	1,581
	Old Republic International Corp.	4.875%	10/1/24	3,268	3,360
	Old Republic International Corp.	3.875%	8/26/26	14,100	14,011
	ORIX Corp.	4.050%	1/16/24	1,613	1,635
	ORIX Corp.	3.250%	12/4/24	18,207	18,159
	Owl Rock Capital Corp.	5.250%	4/15/24	10,819	10,975
	Owl Rock Capital Corp.	4.000%	3/30/25	7,209	7,001
	Owl Rock Capital Corp.	3.750%	7/22/25	16,110	15,520
	Owl Rock Capital Corp.	4.250%	1/15/26	11,993	11,606
	Owl Rock Capital Corp.	3.400%	7/15/26	23,732	21,831
	Owl Rock Capital Corp.	2.625%	1/15/27	8,497	7,450
[2]	OWL Rock Core Income Corp.	5.500%	3/21/25	7,575	7,428
[2]	OWL Rock Core Income Corp.	4.700%	2/8/27	8,025	7,516
	Owl Rock Technology Finance Corp.	2.500%	1/15/27	6,529	5,725
	PayPal Holdings Inc.	2.400%	10/1/24	32,990	32,654
	PayPal Holdings Inc.	1.650%	6/1/25	10,592	10,124
	PayPal Holdings Inc.	2.650%	10/1/26	31,490	30,547
[1]	PNC Bank NA	3.500%	6/8/23	9,454	9,553
	PNC Bank NA	3.800%	7/25/23	23,385	23,654
	PNC Bank NA	2.500%	8/27/24	15,836	15,562
[1]	PNC Bank NA	3.300%	10/30/24	13,529	13,559
[1]	PNC Bank NA	2.950%	2/23/25	11,062	10,974
[1]	PNC Bank NA	3.875%	4/10/25	14,741	14,825
[1]	PNC Bank NA	3.250%	6/1/25	12,989	12,973
[1]	PNC Bank NA	4.200%	11/1/25	13,391	13,594
	PNC Financial Services Group Inc.	3.500%	1/23/24	32,319	32,617
	PNC Financial Services Group Inc.	3.900%	4/29/24	13,922	14,119
	PNC Financial Services Group Inc.	2.200%	11/1/24	16,143	15,875
	PNC Financial Services Group Inc.	2.600%	7/23/26	25,193	24,348

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	PNC Financial Services Group Inc.	1.150%	8/13/26	16,625	15,148
	PNC Financial Services Group Inc.	3.150%	5/19/27	9,658	9,437
	Principal Financial Group Inc.	3.125%	5/15/23	6,304	6,338
	Principal Financial Group Inc.	3.400%	5/15/25	7,886	7,860
	Principal Financial Group Inc.	3.100%	11/15/26	6,909	6,709
	Progressive Corp.	2.450%	1/15/27	19,220	18,418
	Progressive Corp.	2.500%	3/15/27	6,320	6,050
	Prospect Capital Corp.	3.706%	1/22/26	6,959	6,409
	Prospect Capital Corp.	3.364%	11/15/26	8,381	7,472
[1]	Prudential Financial Inc.	1.500%	3/10/26	18,278	17,050
[1]	Prudential Financial Inc.	5.625%	6/15/43	25,116	24,871
[1]	Prudential Financial Inc.	5.200%	3/15/44	10,552	10,255
[1]	Prudential Financial Inc.	5.375%	5/15/45	18,400	18,016
	Regions Financial Corp.	2.250%	5/18/25	15,497	15,020
[1]	Reinsurance Group of America Inc.	4.700%	9/15/23	1,348	1,373
	Reinsurance Group of America Inc.	3.950%	9/15/26	10,880	10,932
	RenaissanceRe Finance Inc.	3.700%	4/1/25	6,475	6,499
[1]	Royal Bank of Canada	3.700%	10/5/23	47,426	48,126
[1]	Royal Bank of Canada	0.500%	10/26/23	28,476	27,768
[1]	Royal Bank of Canada	0.425%	1/19/24	21,673	20,879
[1]	Royal Bank of Canada	2.550%	7/16/24	27,588	27,301
	Royal Bank of Canada	0.650%	7/29/24	10,707	10,130
[1]	Royal Bank of Canada	0.750%	10/7/24	16,822	15,887
[1]	Royal Bank of Canada	2.250%	11/1/24	46,635	45,625
[1]	Royal Bank of Canada	1.600%	1/21/25	7,830	7,477
	Royal Bank of Canada	3.375%	4/14/25	21,675	21,640
[1]	Royal Bank of Canada	1.150%	6/10/25	39,172	36,623
[1]	Royal Bank of Canada	0.875%	1/20/26	30,306	27,474
[1]	Royal Bank of Canada	4.650%	1/27/26	35,905	36,784
	Royal Bank of Canada	1.200%	4/27/26	41,016	37,305
[1]	Royal Bank of Canada	1.150%	7/14/26	16,807	15,169
[1]	Royal Bank of Canada	1.400%	11/2/26	16,792	15,175
[1]	Royal Bank of Canada	2.050%	1/21/27	8,863	8,219
	Royal Bank of Canada	3.625%	5/4/27	17,743	17,546
	Santander Holdings USA Inc.	3.500%	6/7/24	34,564	34,444
	Santander Holdings USA Inc.	3.450%	6/2/25	12,175	11,972
	Santander Holdings USA Inc.	4.500%	7/17/25	27,042	27,349
	Santander Holdings USA Inc.	3.244%	10/5/26	38,002	36,505
	Santander Holdings USA Inc.	2.490%	1/6/28	10,525	9,562
[1]	Santander UK Group Holdings plc	4.796%	11/15/24	28,622	29,041
	Santander UK Group Holdings plc	1.089%	3/15/25	22,450	21,236
[1]	Santander UK Group Holdings plc	1.532%	8/21/26	15,575	14,254
	Santander UK Group Holdings plc	1.673%	6/14/27	26,130	23,409
	Santander UK Group Holdings plc	2.469%	1/11/28	17,325	15,804
	Santander UK plc	4.000%	3/13/24	26,432	26,881
	Santander UK plc	2.875%	6/18/24	16,411	16,243
[1]	Signature Bank	4.000%	10/15/30	7,530	7,244
	Sixth Street Specialty Lending Inc.	3.875%	11/1/24	7,124	7,062
	Sixth Street Specialty Lending Inc.	2.500%	8/1/26	7,822	7,063
[2]	Standard Chartered plc	2.819%	1/30/26	1,650	1,584
	State Street Corp.	3.100%	5/15/23	23,381	23,545
	State Street Corp.	3.700%	11/20/23	27,856	28,322
[1]	State Street Corp.	3.776%	12/3/24	21,362	21,591
	State Street Corp.	3.300%	12/16/24	27,985	28,230
	State Street Corp.	3.550%	8/18/25	29,588	29,910
[1]	State Street Corp.	2.354%	11/1/25	22,014	21,551
	State Street Corp.	2.901%	3/30/26	16,577	16,302
	State Street Corp.	2.650%	5/19/26	17,235	16,877

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	State Street Corp.	2.203%	2/7/28	14,725	13,731
	Stifel Financial Corp.	4.250%	7/18/24	4,458	4,540
	Sumitomo Mitsui Banking Corp.	3.950%	7/19/23	5,915	5,975
	Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	4,637	4,700
[1]	Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	9,016	9,003
[1]	Sumitomo Mitsui Banking Corp.	3.650%	7/23/25	4,017	4,006
	Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	12,506	12,633
	Sumitomo Mitsui Financial Group Inc.	3.936%	10/16/23	14,585	14,791
	Sumitomo Mitsui Financial Group Inc.	0.508%	1/12/24	16,075	15,420
	Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	56,904	56,041
	Sumitomo Mitsui Financial Group Inc.	2.448%	9/27/24	24,320	23,753
	Sumitomo Mitsui Financial Group Inc.	2.348%	1/15/25	30,187	29,207
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	69,169	64,626
	Sumitomo Mitsui Financial Group Inc.	0.948%	1/12/26	28,432	25,584
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	30,113	29,943
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	37,524	35,578
	Sumitomo Mitsui Financial Group Inc.	1.402%	9/17/26	50,225	45,000
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	34,460	33,122
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	34,478	33,583
	Sumitomo Mitsui Financial Group Inc.	2.174%	1/14/27	18,250	16,806
	SVB Financial Group	3.500%	1/29/25	4,921	4,892
	SVB Financial Group	1.800%	10/28/26	19,630	17,814
	SVB Financial Group	4.345%	4/29/28	10,700	10,640
[1]	Svenska Handelsbanken AB	3.900%	11/20/23	41,305	41,970
	Swiss Re America Holding Corp.	7.000%	2/15/26	7,000	7,845
	Synchrony Financial	4.375%	3/19/24	18,568	18,719
	Synchrony Financial	4.250%	8/15/24	19,284	19,278
	Synchrony Financial	4.500%	7/23/25	19,939	19,919
	Synchrony Financial	3.700%	8/4/26	14,140	13,653
[1]	Toronto-Dominion Bank	0.300%	6/2/23	17,817	17,433
[1]	Toronto-Dominion Bank	0.750%	6/12/23	35,590	34,953
[1]	Toronto-Dominion Bank	3.500%	7/19/23	52,111	52,712
[1]	Toronto-Dominion Bank	0.450%	9/11/23	16,408	15,959
	Toronto-Dominion Bank	0.550%	3/4/24	13,037	12,504
[1]	Toronto-Dominion Bank	2.350%	3/8/24	4,227	4,183
[1]	Toronto-Dominion Bank	3.250%	3/11/24	43,634	43,828
[1]	Toronto-Dominion Bank	2.650%	6/12/24	35,917	35,610
	Toronto-Dominion Bank	1.250%	12/13/24	13,965	13,342
[1]	Toronto-Dominion Bank	1.450%	1/10/25	16,485	15,772
[1]	Toronto-Dominion Bank	1.150%	6/12/25	30,130	28,172
[1]	Toronto-Dominion Bank	0.750%	9/11/25	22,579	20,696
[1]	Toronto-Dominion Bank	0.750%	1/6/26	20,356	18,442
[1]	Toronto-Dominion Bank	1.200%	6/3/26	21,156	19,246
[1]	Toronto-Dominion Bank	1.250%	9/10/26	25,992	23,462
[1]	Toronto-Dominion Bank	1.950%	1/12/27	15,245	14,066
[1]	Toronto-Dominion Bank	2.800%	3/10/27	28,545	27,294
[1]	Toronto-Dominion Bank	3.625%	9/15/31	44,405	43,572
	Trinity Acquisition plc	4.400%	3/15/26	7,867	7,926
[1]	Truist Bank	2.750%	5/1/23	12,429	12,457
[1]	Truist Bank	3.200%	4/1/24	37,206	37,365
[1]	Truist Bank	3.689%	8/2/24	11,061	11,137
[1]	Truist Bank	2.150%	12/6/24	43,653	42,690
[1]	Truist Bank	1.500%	3/10/25	24,875	23,761
[1]	Truist Bank	3.625%	9/16/25	27,615	27,558
[1]	Truist Bank	4.050%	11/3/25	7,821	7,995
[1]	Truist Bank	3.300%	5/15/26	12,312	12,115
[1]	Truist Bank	3.800%	10/30/26	17,941	17,859
[1]	Truist Bank	2.636%	9/17/29	6,337	6,146

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Truist Financial Corp.	3.750%	12/6/23	26,307	26,659
[1]	Truist Financial Corp.	2.500%	8/1/24	28,441	28,126
[1]	Truist Financial Corp.	2.850%	10/26/24	13,351	13,257
	Truist Financial Corp.	4.000%	5/1/25	26,373	26,816
[1]	Truist Financial Corp.	3.700%	6/5/25	22,792	22,967
[1]	Truist Financial Corp.	1.200%	8/5/25	6,042	5,638
[1]	Truist Financial Corp.	1.267%	3/2/27	37,615	34,286
	Unum Group	4.000%	3/15/24	8,050	8,129
[1]	US Bancorp	3.700%	1/30/24	23,968	24,358
	US Bancorp	3.375%	2/5/24	46,038	46,425
	US Bancorp	2.400%	7/30/24	32,476	32,071
[1]	US Bancorp	3.600%	9/11/24	17,688	17,866
	US Bancorp	1.450%	5/12/25	13,676	13,025
[1]	US Bancorp	3.950%	11/17/25	14,054	14,336
[1]	US Bancorp	3.100%	4/27/26	24,096	23,659
[1]	US Bancorp	2.375%	7/22/26	32,420	31,180
[1]	US Bancorp	3.150%	4/27/27	13,904	13,629
[1]	US Bancorp	2.215%	1/27/28	8,395	7,841
[1]	US Bank NA	3.400%	7/24/23	22,878	23,090
[1]	US Bank NA	2.050%	1/21/25	21,448	20,862
[1]	US Bank NA	2.800%	1/27/25	38,218	37,872
	Valley National Bancorp	3.000%	6/15/31	985	920
	Visa Inc.	3.150%	12/14/25	85,929	86,227
	Visa Inc.	1.900%	4/15/27	30,000	28,300
	Voya Financial Inc.	3.650%	6/15/26	19,214	18,975
	Wachovia Corp.	7.574%	8/1/26	1,283	1,433
[1]	Wells Fargo & Co.	3.450%	2/13/23	1	1
	Wells Fargo & Co.	4.125%	8/15/23	27,156	27,613
	Wells Fargo & Co.	4.480%	1/16/24	16,104	16,479
[1]	Wells Fargo & Co.	3.750%	1/24/24	67,168	68,088
[1]	Wells Fargo & Co.	1.654%	6/2/24	62,139	61,339
[1]	Wells Fargo & Co.	3.300%	9/9/24	51,141	51,462
[1]	Wells Fargo & Co.	3.000%	2/19/25	62,677	62,235
[1]	Wells Fargo & Co.	0.805%	5/19/25	6,805	6,450
[1]	Wells Fargo & Co.	3.550%	9/29/25	63,356	63,589
[1]	Wells Fargo & Co.	2.406%	10/30/25	66,828	64,798
[1]	Wells Fargo & Co.	2.164%	2/11/26	66,415	63,690
	Wells Fargo & Co.	3.000%	4/22/26	76,579	74,362
[1]	Wells Fargo & Co.	3.908%	4/25/26	42,449	42,466
[1]	Wells Fargo & Co.	2.188%	4/30/26	75,329	71,739
[1]	Wells Fargo & Co.	4.100%	6/3/26	12,761	12,844
	Wells Fargo & Co.	3.000%	10/23/26	93,014	90,082
[1]	Wells Fargo & Co.	3.196%	6/17/27	75,764	73,340
[1]	Wells Fargo & Co.	3.526%	3/24/28	87,375	85,068
[1]	Wells Fargo & Co.	3.584%	5/22/28	65,437	63,763
	Western Alliance Bancorp	3.000%	6/15/31	12,730	11,800
	Western Union Co.	4.250%	6/9/23	857	866
	Western Union Co.	2.850%	1/10/25	18,609	18,147
	Western Union Co.	1.350%	3/15/26	11,993	10,871
	Westpac Banking Corp.	3.650%	5/15/23	11,229	11,365
	Westpac Banking Corp.	3.300%	2/26/24	31,406	31,637
	Westpac Banking Corp.	2.350%	2/19/25	30,750	30,053
	Westpac Banking Corp.	2.850%	5/13/26	32,024	31,151
	Westpac Banking Corp.	1.150%	6/3/26	27,139	24,668
	Westpac Banking Corp.	2.700%	8/19/26	23,766	22,921
	Westpac Banking Corp.	3.350%	3/8/27	17,944	17,647
[1]	Westpac Banking Corp.	2.894%	2/4/30	32,928	31,516
[1]	Westpac Banking Corp.	4.322%	11/23/31	50,518	49,526

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Willis North America Inc.	3.600%	5/15/24	25,487	25,480
	XLIT Ltd.	4.450%	3/31/25	12,789	13,056
					20,946,008
Health Care (8.1%)
	Abbott Laboratories	3.400%	11/30/23	23,554	23,845
	Abbott Laboratories	2.950%	3/15/25	17,511	17,531
	Abbott Laboratories	3.875%	9/15/25	4,692	4,817
[4]	Abbott Laboratories	3.750%	11/30/26	46,832	47,961
	AbbVie Inc.	3.750%	11/14/23	23,793	24,151
	AbbVie Inc.	3.850%	6/15/24	25,857	26,193
	AbbVie Inc.	2.600%	11/21/24	78,092	76,986
	AbbVie Inc.	3.800%	3/15/25	67,851	68,644
	AbbVie Inc.	3.600%	5/14/25	84,484	85,056
	AbbVie Inc.	3.200%	5/14/26	42,097	41,546
	AbbVie Inc.	2.950%	11/21/26	89,260	86,755
	Aetna Inc.	2.750%	11/15/22	235	235
	Aetna Inc.	2.800%	6/15/23	19,668	19,712
	Aetna Inc.	3.500%	11/15/24	28,554	28,697
	Agilent Technologies Inc.	3.050%	9/22/26	7,450	7,280
	AmerisourceBergen Corp.	3.400%	5/15/24	21,181	21,241
	AmerisourceBergen Corp.	3.250%	3/1/25	14,473	14,363
	Amgen Inc.	2.250%	8/19/23	6,678	6,660
	Amgen Inc.	3.625%	5/22/24	29,733	30,087
	Amgen Inc.	1.900%	2/21/25	19,785	19,117
	Amgen Inc.	3.125%	5/1/25	16,981	16,949
	Amgen Inc.	2.600%	8/19/26	24,657	23,803
	Amgen Inc.	2.200%	2/21/27	38,845	36,639
	Anthem Inc.	3.500%	8/15/24	26,162	26,350
	Anthem Inc.	3.350%	12/1/24	20,918	20,990
	Anthem Inc.	2.375%	1/15/25	36,311	35,631
	Anthem Inc.	1.500%	3/15/26	22,472	20,871
	AstraZeneca Finance LLC	0.700%	5/28/24	33,580	32,178
	AstraZeneca Finance LLC	1.200%	5/28/26	50,321	46,307
	AstraZeneca plc	3.500%	8/17/23	23,386	23,641
	AstraZeneca plc	3.375%	11/16/25	46,484	46,743
	AstraZeneca plc	0.700%	4/8/26	12,509	11,347
	Baxalta Inc.	4.000%	6/23/25	9,762	9,857
[2]	Baxter International Inc.	0.868%	12/1/23	15,776	15,251
[2]	Baxter International Inc.	1.322%	11/29/24	30,464	28,923
	Baxter International Inc.	2.600%	8/15/26	17,412	16,606
[2]	Baxter International Inc.	1.915%	2/1/27	39,940	36,577
	Becton Dickinson & Co.	3.363%	6/6/24	35,591	35,696
	Becton Dickinson & Co.	3.734%	12/15/24	13,092	13,216
	Biogen Inc.	4.050%	9/15/25	33,121	33,405
	Bio-Rad Laboratories Inc.	3.300%	3/15/27	8,400	8,092
	Boston Scientific Corp.	3.450%	3/1/24	9,041	9,110
	Boston Scientific Corp.	1.900%	6/1/25	26,006	24,821
	Bristol-Myers Squibb Co.	3.250%	11/1/23	11,574	11,706
	Bristol-Myers Squibb Co.	0.537%	11/13/23	13,870	13,505
	Bristol-Myers Squibb Co.	2.900%	7/26/24	80,366	80,629
	Bristol-Myers Squibb Co.	0.750%	11/13/25	16,385	15,133
	Bristol-Myers Squibb Co.	3.200%	6/15/26	35,479	35,586
	Bristol-Myers Squibb Co.	3.250%	2/27/27	17,747	17,705
	Cardinal Health Inc.	3.079%	6/15/24	14,485	14,406
	Cardinal Health Inc.	3.500%	11/15/24	1,173	1,177
	Cardinal Health Inc.	3.750%	9/15/25	8,005	8,045
[1]	Cigna Corp.	3.000%	7/15/23	28,613	28,702
	Cigna Corp.	3.750%	7/15/23	18,497	18,687

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cigna Corp.	0.613%	3/15/24	3,475	3,327
[1]	Cigna Corp.	3.500%	6/15/24	16,325	16,450
[1]	Cigna Corp.	3.250%	4/15/25	18,755	18,676
	Cigna Corp.	4.125%	11/15/25	69,331	70,514
[1]	Cigna Corp.	4.500%	2/25/26	24,142	24,843
	Cigna Corp.	1.250%	3/15/26	8,839	8,100
[1]	Cigna Corp.	3.400%	3/1/27	26,132	25,721
	CommonSpirit Health	2.760%	10/1/24	14,122	13,858
	CommonSpirit Health	1.547%	10/1/25	15,350	14,238
	CVS Health Corp.	3.375%	8/12/24	17,817	17,885
	CVS Health Corp.	2.625%	8/15/24	21,662	21,474
	CVS Health Corp.	4.100%	3/25/25	12,701	12,960
	CVS Health Corp.	3.875%	7/20/25	51,876	52,459
	CVS Health Corp.	2.875%	6/1/26	37,320	36,226
	CVS Health Corp.	3.000%	8/15/26	16,539	16,146
	CVS Health Corp.	3.625%	4/1/27	30,665	30,611
	Danaher Corp.	3.350%	9/15/25	8,730	8,770
	DH Europe Finance II Sarl	2.200%	11/15/24	7,975	7,784
	Eli Lilly & Co.	2.750%	6/1/25	9,143	9,107
	Gilead Sciences Inc.	2.500%	9/1/23	29,698	29,652
	Gilead Sciences Inc.	0.750%	9/29/23	17,045	16,592
	Gilead Sciences Inc.	3.700%	4/1/24	48,830	49,459
	Gilead Sciences Inc.	3.500%	2/1/25	36,625	36,817
	Gilead Sciences Inc.	3.650%	3/1/26	48,023	48,135
	Gilead Sciences Inc.	2.950%	3/1/27	28,429	27,549
	GlaxoSmithKline Capital Inc.	2.800%	3/18/23	86	86
	GlaxoSmithKline Capital Inc.	3.625%	5/15/25	18,000	18,297
	GlaxoSmithKline Capital plc	0.534%	10/1/23	25,538	24,893
	GlaxoSmithKline Capital plc	3.000%	6/1/24	20,136	20,214
	HCA Inc.	5.000%	3/15/24	35,374	36,322
	HCA Inc.	5.375%	2/1/25	58,000	59,976
	HCA Inc.	5.250%	4/15/25	42,607	44,198
	HCA Inc.	5.875%	2/15/26	29,000	30,431
	HCA Inc.	5.250%	6/15/26	35,315	36,598
	HCA Inc.	5.375%	9/1/26	21,000	21,857
	HCA Inc.	4.500%	2/15/27	18,516	18,708
[2]	HCA Inc.	3.125%	3/15/27	19,275	18,385
	Humana Inc.	0.650%	8/3/23	13,208	12,870
	Humana Inc.	3.850%	10/1/24	15,147	15,224
	Humana Inc.	4.500%	4/1/25	14,817	15,181
	Humana Inc.	1.350%	2/3/27	3,608	3,216
	Humana Inc.	3.950%	3/15/27	14,521	14,522
	Johnson & Johnson	3.375%	12/5/23	17,890	18,142
	Johnson & Johnson	2.625%	1/15/25	9,274	9,282
	Johnson & Johnson	0.550%	9/1/25	16,108	14,970
	Johnson & Johnson	2.450%	3/1/26	47,950	47,231
	Johnson & Johnson	2.950%	3/3/27	9,465	9,436
	Kaiser Foundation Hospitals	3.150%	5/1/27	11,272	11,072
	Laboratory Corp. of America Holdings	4.000%	11/1/23	1,072	1,085
	Laboratory Corp. of America Holdings	3.250%	9/1/24	4,325	4,337
	Laboratory Corp. of America Holdings	2.300%	12/1/24	11,424	11,126
	Laboratory Corp. of America Holdings	3.600%	2/1/25	14,833	14,847
	Laboratory Corp. of America Holdings	1.550%	6/1/26	18,653	17,068
	McKesson Corp.	3.796%	3/15/24	23,383	23,628
	McKesson Corp.	0.900%	12/3/25	15,602	14,271
	McKesson Corp.	1.300%	8/15/26	1,250	1,130
	Medtronic Inc.	3.500%	3/15/25	42,192	42,893
	Merck & Co. Inc.	2.900%	3/7/24	15,215	15,278

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Merck & Co. Inc.	2.750%	2/10/25	32,263	32,226
	Merck & Co. Inc.	0.750%	2/24/26	28,684	26,381
	Merck & Co. Inc.	1.700%	6/10/27	7,000	6,490
	Mylan Inc.	4.200%	11/29/23	16,061	16,200
	Novartis Capital Corp.	3.400%	5/6/24	34,010	34,489
	Novartis Capital Corp.	1.750%	2/14/25	36,492	35,554
	Novartis Capital Corp.	3.000%	11/20/25	32,832	32,959
	Novartis Capital Corp.	2.000%	2/14/27	35,086	33,292
	Novartis Capital Corp.	3.100%	5/17/27	15,086	15,019
[1]	PeaceHealth Obligated Group	1.375%	11/15/25	7,545	6,980
	PerkinElmer Inc.	0.550%	9/15/23	8,350	8,090
	PerkinElmer Inc.	0.850%	9/15/24	13,350	12,536
	Pfizer Inc.	3.000%	6/15/23	18,610	18,701
	Pfizer Inc.	3.200%	9/15/23	18,236	18,419
	Pfizer Inc.	2.950%	3/15/24	17,719	17,825
	Pfizer Inc.	3.400%	5/15/24	20,874	21,183
	Pfizer Inc.	0.800%	5/28/25	14,661	13,809
	Pfizer Inc.	2.750%	6/3/26	25,683	25,294
	Pfizer Inc.	3.000%	12/15/26	31,711	31,505
[1]	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	6,423	6,210
	Quest Diagnostics Inc.	4.250%	4/1/24	9,096	9,267
	Quest Diagnostics Inc.	3.500%	3/30/25	17,015	17,027
	Quest Diagnostics Inc.	3.450%	6/1/26	12,370	12,303
	Royalty Pharma plc	0.750%	9/2/23	20,436	19,849
	Royalty Pharma plc	1.200%	9/2/25	22,877	20,987
	Sanofi	3.375%	6/19/23	9,912	9,991
	Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	27,269	27,191
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	66,002	64,546
[1]	SSM Health Care Corp.	3.688%	6/1/23	8,483	8,529
	Stryker Corp.	0.600%	12/1/23	6,329	6,107
	Stryker Corp.	3.375%	5/15/24	19,041	19,178
	Stryker Corp.	1.150%	6/15/25	12,773	11,933
	Stryker Corp.	3.375%	11/1/25	22,684	22,575
	Stryker Corp.	3.500%	3/15/26	21,119	21,115
[1]	Sutter Health	1.321%	8/15/25	6,261	5,812
	Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	51,479	52,379
	Thermo Fisher Scientific Inc.	0.797%	10/18/23	23,115	22,514
	Thermo Fisher Scientific Inc.	1.215%	10/18/24	39,075	37,375
	UnitedHealth Group Inc.	3.500%	6/15/23	24,549	24,876
	UnitedHealth Group Inc.	3.500%	2/15/24	25,096	25,439
	UnitedHealth Group Inc.	2.375%	8/15/24	15,305	15,180
	UnitedHealth Group Inc.	3.750%	7/15/25	46,869	47,748
	UnitedHealth Group Inc.	3.700%	12/15/25	5,399	5,487
	UnitedHealth Group Inc.	1.250%	1/15/26	6,890	6,445
	UnitedHealth Group Inc.	3.100%	3/15/26	21,263	21,143
	UnitedHealth Group Inc.	1.150%	5/15/26	22,329	20,590
	UnitedHealth Group Inc.	3.450%	1/15/27	20,026	20,074
	UnitedHealth Group Inc.	3.375%	4/15/27	9,228	9,220
	UnitedHealth Group Inc.	3.700%	5/15/27	1,450	1,467
[2]	Universal Health Services Inc.	1.650%	9/1/26	12,964	11,579
[1]	UPMC	3.600%	4/3/25	7,900	7,909
	Utah Acquisition Sub Inc.	3.950%	6/15/26	46,745	45,721
	Viatris Inc.	1.650%	6/22/25	15,451	14,260
	Wyeth LLC	6.450%	2/1/24	16,252	17,178
	Zimmer Biomet Holdings Inc.	1.450%	11/22/24	13,252	12,640
	Zimmer Biomet Holdings Inc.	3.050%	1/15/26	22,307	21,764
	Zoetis Inc.	4.500%	11/13/25	18,064	18,628
					3,882,476

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Industrials (6.2%)
	3M Co.	1.750%	2/14/23	11,190	11,127
[1]	3M Co.	3.250%	2/14/24	26,014	26,264
	3M Co.	2.000%	2/14/25	17,889	17,420
	3M Co.	2.650%	4/15/25	1,017	1,006
[1]	3M Co.	3.000%	8/7/25	9,688	9,711
[1]	3M Co.	2.250%	9/19/26	5,026	4,829
	Allegion US Holding Co. Inc.	3.200%	10/1/24	8,921	8,764
	Amphenol Corp.	3.200%	4/1/24	7,093	7,085
	Amphenol Corp.	2.050%	3/1/25	9,496	9,146
[1]	BNSF Funding Trust I	6.613%	12/15/55	8,661	8,768
	Boeing Co.	1.167%	2/4/23	6,126	6,050
	Boeing Co.	2.800%	3/1/23	19,376	19,351
	Boeing Co.	4.508%	5/1/23	36,984	37,415
	Boeing Co.	1.950%	2/1/24	25,244	24,653
	Boeing Co.	1.433%	2/4/24	34,790	33,529
	Boeing Co.	2.800%	3/1/24	13,344	13,184
	Boeing Co.	2.850%	10/30/24	7,988	7,820
	Boeing Co.	4.875%	5/1/25	88,380	89,203
	Boeing Co.	2.600%	10/30/25	8,746	8,284
	Boeing Co.	2.750%	2/1/26	34,935	33,138
	Boeing Co.	2.196%	2/4/26	118,246	108,521
	Boeing Co.	3.100%	5/1/26	20,552	19,625
	Boeing Co.	2.250%	6/15/26	10,472	9,602
	Boeing Co.	2.700%	2/1/27	16,575	15,253
	Boeing Co.	2.800%	3/1/27	7,728	7,111
	Boeing Co.	5.040%	5/1/27	38,958	39,192
	Burlington Northern Santa Fe LLC	3.850%	9/1/23	24,549	24,870
	Burlington Northern Santa Fe LLC	3.750%	4/1/24	16,847	17,138
	Burlington Northern Santa Fe LLC	3.400%	9/1/24	19,647	19,847
	Burlington Northern Santa Fe LLC	3.000%	4/1/25	8,209	8,192
	Burlington Northern Santa Fe LLC	3.650%	9/1/25	11,692	11,864
	Burlington Northern Santa Fe LLC	7.000%	12/15/25	7,573	8,474
	Canadian National Railway Co.	2.950%	11/21/24	5,582	5,554
	Canadian National Railway Co.	2.750%	3/1/26	12,722	12,418
	Canadian Pacific Railway Co.	1.350%	12/2/24	28,310	26,955
	Canadian Pacific Railway Co.	2.900%	2/1/25	16,583	16,363
	Canadian Pacific Railway Co.	1.750%	12/2/26	27,881	25,758
	Carrier Global Corp.	2.242%	2/15/25	33,340	32,092
	Carrier Global Corp.	2.493%	2/15/27	27,968	26,088
	Caterpillar Financial Services Corp.	0.650%	7/7/23	16,230	15,927
[1]	Caterpillar Financial Services Corp.	0.450%	9/14/23	25,614	24,942
[1]	Caterpillar Financial Services Corp.	3.750%	11/24/23	14,163	14,413
[1]	Caterpillar Financial Services Corp.	3.650%	12/7/23	15,357	15,629
[1]	Caterpillar Financial Services Corp.	0.950%	1/10/24	22,715	22,131
[1]	Caterpillar Financial Services Corp.	2.850%	5/17/24	11,685	11,713
[1]	Caterpillar Financial Services Corp.	3.300%	6/9/24	11,054	11,155
[1]	Caterpillar Financial Services Corp.	0.600%	9/13/24	12,224	11,638
[1]	Caterpillar Financial Services Corp.	2.150%	11/8/24	16,597	16,307
[1]	Caterpillar Financial Services Corp.	3.250%	12/1/24	13,839	13,971
[1]	Caterpillar Financial Services Corp.	1.450%	5/15/25	20,349	19,428
[1]	Caterpillar Financial Services Corp.	0.800%	11/13/25	15,760	14,596
	Caterpillar Financial Services Corp.	0.900%	3/2/26	20,991	19,290
	Caterpillar Financial Services Corp.	2.400%	8/9/26	15,189	14,668
[1]	Caterpillar Financial Services Corp.	1.150%	9/14/26	37,430	34,278
[1]	Caterpillar Financial Services Corp.	1.700%	1/8/27	9,235	8,595
	Caterpillar Inc.	3.400%	5/15/24	16,833	17,076
	CNH Industrial Capital LLC	1.950%	7/2/23	12,082	11,946

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CNH Industrial Capital LLC	4.200%	1/15/24	14,456	14,693
	CNH Industrial Capital LLC	1.875%	1/15/26	12,872	11,985
	CNH Industrial Capital LLC	1.450%	7/15/26	9,021	8,170
	CNH Industrial NV	4.500%	8/15/23	13,630	13,821
[1]	Continental Airlines Pass-Through Trust Class A Series 2012-2	4.000%	10/29/24	5,336	5,184
	Crane Holdings Co.	4.450%	12/15/23	4,894	4,973
	CSX Corp.	3.400%	8/1/24	13,992	14,073
	CSX Corp.	3.350%	11/1/25	9,543	9,535
	CSX Corp.	2.600%	11/1/26	16,066	15,374
	Cummins Inc.	3.650%	10/1/23	5,358	5,417
	Cummins Inc.	0.750%	9/1/25	13,377	12,382
	Deere & Co.	2.750%	4/15/25	20,200	20,018
[2]	Delta Air Lines Inc.	7.000%	5/1/25	5,901	6,325
[2]	Delta Air Lines Inc.	4.500%	10/20/25	3,600	3,592
[1]	Delta Air Lines Pass-Through Trust Class AA Series 2019-1	3.204%	4/25/24	6,016	5,915
	Dover Corp.	3.150%	11/15/25	8,422	8,350
	Emerson Electric Co.	2.625%	2/15/23	6,930	6,937
	Emerson Electric Co.	3.150%	6/1/25	7,721	7,730
	Emerson Electric Co.	0.875%	10/15/26	19,813	17,883
	FedEx Corp.	3.250%	4/1/26	14,750	14,636
	Fortive Corp.	3.150%	6/15/26	19,297	18,736
	General Dynamics Corp.	1.875%	8/15/23	6,354	6,299
	General Dynamics Corp.	3.250%	4/1/25	13,398	13,438
	General Dynamics Corp.	3.500%	5/15/25	9,282	9,382
	General Dynamics Corp.	2.125%	8/15/26	20,727	19,707
	General Dynamics Corp.	3.500%	4/1/27	21,010	21,002
[1]	General Electric Co.	3.150%	9/7/22	2	2
	Honeywell International Inc.	3.350%	12/1/23	7,215	7,286
	Honeywell International Inc.	2.300%	8/15/24	18,878	18,717
	Honeywell International Inc.	1.350%	6/1/25	22,472	21,448
	Honeywell International Inc.	2.500%	11/1/26	34,911	33,913
	Honeywell International Inc.	1.100%	3/1/27	6,580	5,960
[2]	Huntington Ingalls Industries Inc.	0.670%	8/16/23	3,209	3,106
	Huntington Ingalls Industries Inc.	3.844%	5/1/25	13,416	13,369
	Illinois Tool Works Inc.	3.500%	3/1/24	21,741	21,993
	Illinois Tool Works Inc.	2.650%	11/15/26	18,926	18,409
	JB Hunt Transport Services Inc.	3.875%	3/1/26	19,462	19,591
[1]	John Deere Capital Corp.	3.450%	6/7/23	9,523	9,632
[1]	John Deere Capital Corp.	0.700%	7/5/23	13,459	13,179
[1]	John Deere Capital Corp.	0.400%	10/10/23	9,530	9,291
	John Deere Capital Corp.	3.650%	10/12/23	12,382	12,582
[1]	John Deere Capital Corp.	0.900%	1/10/24	11,945	11,635
[1]	John Deere Capital Corp.	3.450%	1/10/24	9,956	10,073
[1]	John Deere Capital Corp.	0.450%	1/17/24	11,796	11,389
[1]	John Deere Capital Corp.	2.600%	3/7/24	15,268	15,248
[1]	John Deere Capital Corp.	0.450%	6/7/24	12,697	12,135
[1]	John Deere Capital Corp.	3.350%	6/12/24	14,255	14,429
[1]	John Deere Capital Corp.	2.650%	6/24/24	18,607	18,592
[1]	John Deere Capital Corp.	0.625%	9/10/24	7,240	6,901
[1]	John Deere Capital Corp.	2.050%	1/9/25	13,204	12,913
[1]	John Deere Capital Corp.	1.250%	1/10/25	6,367	6,107
[1]	John Deere Capital Corp.	3.450%	3/13/25	12,166	12,340
[1]	John Deere Capital Corp.	3.400%	9/11/25	12,010	12,090
[1]	John Deere Capital Corp.	0.700%	1/15/26	20,376	18,636
[1]	John Deere Capital Corp.	2.650%	6/10/26	13,286	12,942
[1]	John Deere Capital Corp.	1.050%	6/17/26	15,082	13,843

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	John Deere Capital Corp.	2.250%	9/14/26	11,108	10,651
[1]	John Deere Capital Corp.	1.300%	10/13/26	7,386	6,797
[1]	John Deere Capital Corp.	1.700%	1/11/27	3,361	3,125
[1]	John Deere Capital Corp.	2.350%	3/8/27	13,310	12,706
[1]	John Deere Capital Corp.	1.750%	3/9/27	21,634	20,080
[1]	Johnson Controls International plc	3.625%	7/2/24	3,352	3,374
[1]	Johnson Controls International plc	3.900%	2/14/26	11,064	11,115
	Keysight Technologies Inc.	4.550%	10/30/24	12,556	12,817
	Keysight Technologies Inc.	4.600%	4/6/27	15,000	15,310
	L3Harris Technologies Inc.	3.850%	6/15/23	15,969	16,124
	L3Harris Technologies Inc.	3.950%	5/28/24	9,428	9,553
	L3Harris Technologies Inc.	3.832%	4/27/25	14,147	14,165
	L3Harris Technologies Inc.	3.850%	12/15/26	3,500	3,504
	Lennox International Inc.	3.000%	11/15/23	5,851	5,851
	Lennox International Inc.	1.350%	8/1/25	8,851	8,156
	Lockheed Martin Corp.	3.550%	1/15/26	21,866	22,240
	Norfolk Southern Corp.	3.850%	1/15/24	5,888	5,949
	Norfolk Southern Corp.	3.650%	8/1/25	4,626	4,636
	Norfolk Southern Corp.	2.900%	6/15/26	17,503	16,956
	Norfolk Southern Corp.	7.800%	5/15/27	4,517	5,271
	Northrop Grumman Corp.	3.250%	8/1/23	21,924	22,068
	Northrop Grumman Corp.	2.930%	1/15/25	26,496	26,306
	Northrop Grumman Corp.	3.200%	2/1/27	17,851	17,571
	Otis Worldwide Corp.	2.056%	4/5/25	36,645	35,185
	Otis Worldwide Corp.	2.293%	4/5/27	12,004	11,154
[1]	PACCAR Financial Corp.	0.800%	6/8/23	10,616	10,427
	PACCAR Financial Corp.	3.400%	8/9/23	9,281	9,365
[1]	PACCAR Financial Corp.	0.350%	8/11/23	5,143	5,013
[1]	PACCAR Financial Corp.	0.350%	2/2/24	6,004	5,748
[1]	PACCAR Financial Corp.	2.150%	8/15/24	9,867	9,699
[1]	PACCAR Financial Corp.	0.900%	11/8/24	8,020	7,646
[1]	PACCAR Financial Corp.	1.800%	2/6/25	14,186	13,706
	Parker-Hannifin Corp.	2.700%	6/14/24	12,392	12,236
[1]	Parker-Hannifin Corp.	3.300%	11/21/24	9,243	9,245
	Parker-Hannifin Corp.	3.250%	3/1/27	1,976	1,929
	Precision Castparts Corp.	3.250%	6/15/25	25,672	25,787
	Raytheon Technologies Corp.	3.700%	12/15/23	9,856	9,958
	Raytheon Technologies Corp.	3.200%	3/15/24	26,402	26,540
	Raytheon Technologies Corp.	3.950%	8/16/25	43,130	43,921
	Raytheon Technologies Corp.	3.500%	3/15/27	24,693	24,579
	Raytheon Technologies Corp.	3.125%	5/4/27	20,396	19,911
	Republic Services Inc.	2.500%	8/15/24	27,166	26,728
	Republic Services Inc.	3.200%	3/15/25	16,378	16,261
	Republic Services Inc.	0.875%	11/15/25	9,540	8,713
	Republic Services Inc.	2.900%	7/1/26	6,222	6,032
	Rockwell Automation Inc.	0.350%	8/15/23	8,611	8,399
	Rockwell Automation Inc.	2.875%	3/1/25	6,297	6,249
[1]	Ryder System Inc.	3.750%	6/9/23	9,884	9,930
[1]	Ryder System Inc.	3.875%	12/1/23	2,887	2,916
[1]	Ryder System Inc.	3.650%	3/18/24	19,930	19,925
[1]	Ryder System Inc.	2.500%	9/1/24	3,088	3,003
[1]	Ryder System Inc.	4.625%	6/1/25	7,793	7,924
[1]	Ryder System Inc.	3.350%	9/1/25	10,316	10,153
[1]	Ryder System Inc.	1.750%	9/1/26	7,067	6,488
[1]	Ryder System Inc.	2.900%	12/1/26	10,991	10,445
[1]	Ryder System Inc.	2.850%	3/1/27	5,150	4,878
	Southwest Airlines Co.	5.250%	5/4/25	40,836	42,625
	Southwest Airlines Co.	3.000%	11/15/26	3,500	3,378

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Teledyne Technologies Inc.	0.650%	4/1/23	11,647	11,398
	Teledyne Technologies Inc.	0.950%	4/1/24	16,111	15,415
	Teledyne Technologies Inc.	1.600%	4/1/26	16,923	15,400
	Textron Inc.	4.300%	3/1/24	7,242	7,334
	Textron Inc.	3.875%	3/1/25	6,517	6,540
	Textron Inc.	4.000%	3/15/26	11,442	11,463
	Textron Inc.	3.650%	3/15/27	3,054	3,009
	Timken Co.	3.875%	9/1/24	3,590	3,577
	Trane Technologies Global Holding Co. Ltd.	4.250%	6/15/23	14,764	14,952
	Trane Technologies Luxembourg Finance SA	3.550%	11/1/24	7,516	7,541
	Trane Technologies Luxembourg Finance SA	3.500%	3/21/26	11,338	11,227
	Trimble Inc.	4.150%	6/15/23	7,071	7,125
	Trimble Inc.	4.750%	12/1/24	8,752	8,920
	Tyco Electronics Group SA	3.450%	8/1/24	8,241	8,288
	Tyco Electronics Group SA	3.700%	2/15/26	6,705	6,751
	Union Pacific Corp.	3.500%	6/8/23	15,748	15,894
	Union Pacific Corp.	3.646%	2/15/24	15,049	15,176
	Union Pacific Corp.	3.150%	3/1/24	18,026	18,100
	Union Pacific Corp.	3.750%	3/15/24	12,090	12,231
	Union Pacific Corp.	3.250%	1/15/25	6,381	6,406
	Union Pacific Corp.	3.750%	7/15/25	6,127	6,209
	Union Pacific Corp.	3.250%	8/15/25	9,679	9,687
	Union Pacific Corp.	2.750%	3/1/26	17,060	16,619
[1]	United Airlines Pass-Through Trust Class A Series 2012-1	4.150%	4/11/24	6,464	6,369
[1]	United Airlines Pass-Through Trust Class A Series 2013-1	4.300%	8/15/25	8,423	8,026
[1]	United Airlines Pass-Through Trust Class A Series 2014-1	4.000%	4/11/26	9,826	9,417
[1]	United Airlines Pass-Through Trust Class A Series 2014-2	3.750%	9/3/26	8,280	7,893
[1]	United Airlines Pass-Through Trust Class B Series 2020-1	4.875%	1/15/26	16,351	15,837
	United Parcel Service Inc.	2.200%	9/1/24	10,951	10,797
	United Parcel Service Inc.	2.800%	11/15/24	16,249	16,255
	United Parcel Service Inc.	3.900%	4/1/25	13,108	13,392
	United Parcel Service Inc.	2.400%	11/15/26	5,974	5,748
	Vontier Corp.	1.800%	4/1/26	10,785	9,600
	Waste Management Inc.	0.750%	11/15/25	9,123	8,425
	Westinghouse Air Brake Technologies Corp.	4.400%	3/15/24	14,152	14,300
	Westinghouse Air Brake Technologies Corp.	3.200%	6/15/25	14,282	13,799
	Westinghouse Air Brake Technologies Corp.	3.450%	11/15/26	17,108	16,288
	WW Grainger Inc.	1.850%	2/15/25	11,179	10,803
	Xylem Inc.	3.250%	11/1/26	10,680	10,504
					2,969,811
Materials (1.7%)
	Air Products and Chemicals Inc.	3.350%	7/31/24	8,308	8,378
	Air Products and Chemicals Inc.	1.500%	10/15/25	14,572	13,812
	Air Products and Chemicals Inc.	1.850%	5/15/27	15,016	13,940
	Albemarle Corp.	4.150%	12/1/24	6,910	7,110
	Amcor Finance USA Inc.	3.625%	4/28/26	100	98
	Amcor Flexibles North America Inc.	4.000%	5/17/25	10,600	10,642
	ArcelorMittal SA	4.550%	3/11/26	14,141	14,332
	Berry Global Inc.	0.950%	2/15/24	17,397	16,532
	Berry Global Inc.	1.570%	1/15/26	36,698	33,416
	Berry Global Inc.	1.650%	1/15/27	2,335	2,087
	BHP Billiton Finance USA Ltd.	3.850%	9/30/23	10,090	10,234
	BHP Billiton Finance USA Ltd.	6.420%	3/1/26	8,049	8,801

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Carlisle Cos. Inc.	3.500%	12/1/24	9,841	9,831
	Celanese US Holdings LLC	3.500%	5/8/24	10,673	10,668
	Celanese US Holdings LLC	1.400%	8/5/26	9,980	8,914
	Celulosa Arauco y Constitucion SA	4.500%	8/1/24	8,615	8,658
	Dow Chemical Co.	4.550%	11/30/25	427	440
	Dow Chemical Co.	3.625%	5/15/26	18,306	18,333
	DuPont de Nemours Inc.	4.205%	11/15/23	49,424	50,360
	DuPont de Nemours Inc.	4.493%	11/15/25	39,050	40,123
	Eastman Chemical Co.	3.800%	3/15/25	15,255	15,287
	Ecolab Inc.	0.900%	12/15/23	5,834	5,684
	Ecolab Inc.	2.700%	11/1/26	19,080	18,559
	Ecolab Inc.	1.650%	2/1/27	11,225	10,401
	EI du Pont de Nemours & Co.	1.700%	7/15/25	11,353	10,824
	Fibria Overseas Finance Ltd.	4.000%	1/14/25	7,910	7,935
	Fibria Overseas Finance Ltd.	5.500%	1/17/27	15,471	15,855
	FMC Corp.	4.100%	2/1/24	3,168	3,195
	FMC Corp.	3.200%	10/1/26	12,115	11,750
	Freeport-McMoRan Inc.	4.550%	11/14/24	1,876	1,905
	Freeport-McMoRan Inc.	5.000%	9/1/27	3,800	3,853
	Freeport-McMoRan Inc.	4.125%	3/1/28	15,450	14,838
	Georgia-Pacific LLC	8.000%	1/15/24	9,900	10,708
[2]	Georgia-Pacific LLC	0.625%	5/15/24	3,100	2,950
[2]	Georgia-Pacific LLC	2.100%	4/30/27	4,400	4,099
	Kinross Gold Corp.	5.950%	3/15/24	5,933	6,149
	Linde Inc.	2.650%	2/5/25	8,305	8,226
	Linde Inc.	3.200%	1/30/26	14,399	14,432
	LYB International Finance BV	4.000%	7/15/23	14,245	14,398
	LYB International Finance III LLC	1.250%	10/1/25	17,696	16,312
	LyondellBasell Industries NV	5.750%	4/15/24	4,649	4,824
	Martin Marietta Materials Inc.	0.650%	7/15/23	2,810	2,743
	Martin Marietta Materials Inc.	4.250%	7/2/24	9,246	9,375
	Mosaic Co.	4.250%	11/15/23	24,155	24,515
	Nucor Corp.	3.950%	5/23/25	4,400	4,449
	Nucor Corp.	2.000%	6/1/25	18,203	17,411
	Nucor Corp.	4.300%	5/23/27	5,700	5,794
	Nutrien Ltd.	3.000%	4/1/25	8,501	8,414
	Nutrien Ltd.	4.000%	12/15/26	13,436	13,574
	Packaging Corp. of America	3.650%	9/15/24	2,443	2,457
	PPG Industries Inc.	2.400%	8/15/24	6,011	5,915
	PPG Industries Inc.	1.200%	3/15/26	18,259	16,666
	Reliance Steel & Aluminum Co.	1.300%	8/15/25	5,850	5,431
	RPM International Inc.	3.750%	3/15/27	14,715	14,527
	Sherwin-Williams Co.	3.125%	6/1/24	22,540	22,566
	Sherwin-Williams Co.	3.450%	8/1/25	9,314	9,283
	Southern Copper Corp.	3.875%	4/23/25	8,984	8,966
	Steel Dynamics Inc.	2.800%	12/15/24	10,866	10,687
	Steel Dynamics Inc.	2.400%	6/15/25	15,173	14,603
	Vale Overseas Ltd.	6.250%	8/10/26	38,439	41,360
	Vulcan Materials Co.	4.500%	4/1/25	7,256	7,440
	Vulcan Materials Co.	3.900%	4/1/27	8,787	8,817
	Westlake Corp.	0.875%	8/15/24	90	86
	Westlake Corp.	3.600%	8/15/26	19,015	18,887
	WRKCo Inc.	3.000%	9/15/24	12,514	12,383
	WRKCo Inc.	3.750%	3/15/25	22,183	22,266
	WRKCo Inc.	4.650%	3/15/26	17,795	18,288
					815,796
Real Estate (3.6%)
	Alexandria Real Estate Equities Inc.	3.450%	4/30/25	23,663	23,600

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Alexandria Real Estate Equities Inc.	4.300%	1/15/26	3,897	3,951
	Alexandria Real Estate Equities Inc.	3.800%	4/15/26	6,197	6,162
	Alexandria Real Estate Equities Inc.	3.950%	1/15/27	6,838	6,868
	American Campus Communities Operating Partnership LP	3.750%	4/15/23	7,668	7,713
	American Campus Communities Operating Partnership LP	4.125%	7/1/24	9,424	9,554
	American Campus Communities Operating Partnership LP	3.300%	7/15/26	9,613	9,484
	American Tower Corp.	3.000%	6/15/23	18,766	18,762
	American Tower Corp.	0.600%	1/15/24	5,853	5,616
	American Tower Corp.	5.000%	2/15/24	24,995	25,691
	American Tower Corp.	3.375%	5/15/24	16,236	16,228
	American Tower Corp.	2.950%	1/15/25	13,594	13,370
	American Tower Corp.	2.400%	3/15/25	15,825	15,256
	American Tower Corp.	4.000%	6/1/25	15,299	15,396
	American Tower Corp.	1.300%	9/15/25	11,103	10,229
	American Tower Corp.	4.400%	2/15/26	10,804	10,960
	American Tower Corp.	1.600%	4/15/26	13,175	12,030
	American Tower Corp.	1.450%	9/15/26	9,647	8,649
	American Tower Corp.	3.375%	10/15/26	20,996	20,347
	American Tower Corp.	2.750%	1/15/27	13,028	12,190
	American Tower Corp.	3.125%	1/15/27	8,084	7,677
	American Tower Corp.	3.650%	3/15/27	5,360	5,224
[1]	AvalonBay Communities Inc.	4.200%	12/15/23	7,930	8,038
[1]	AvalonBay Communities Inc.	3.500%	11/15/24	10,500	10,543
[1]	AvalonBay Communities Inc.	3.450%	6/1/25	12,329	12,300
[1]	AvalonBay Communities Inc.	3.500%	11/15/25	6,158	6,134
[1]	AvalonBay Communities Inc.	2.950%	5/11/26	12,765	12,399
[1]	AvalonBay Communities Inc.	2.900%	10/15/26	5,017	4,843
[1]	AvalonBay Communities Inc.	3.350%	5/15/27	3,507	3,425
	Boston Properties LP	3.125%	9/1/23	19,159	19,166
	Boston Properties LP	3.800%	2/1/24	13,890	13,995
	Boston Properties LP	3.200%	1/15/25	13,860	13,729
	Boston Properties LP	3.650%	2/1/26	23,731	23,519
	Boston Properties LP	2.750%	10/1/26	17,186	16,327
	Brandywine Operating Partnership LP	4.100%	10/1/24	7,361	7,385
	Brixmor Operating Partnership LP	3.650%	6/15/24	15,314	15,237
	Brixmor Operating Partnership LP	3.850%	2/1/25	15,110	15,100
	Brixmor Operating Partnership LP	4.125%	6/15/26	11,150	11,094
	Brixmor Operating Partnership LP	3.900%	3/15/27	2,763	2,690
	CBRE Services Inc.	4.875%	3/1/26	13,625	13,976
	Corporate Office Properties LP	2.250%	3/15/26	8,526	7,856
	Crown Castle International Corp.	3.150%	7/15/23	16,487	16,518
	Crown Castle International Corp.	3.200%	9/1/24	21,623	21,470
	Crown Castle International Corp.	1.350%	7/15/25	2,399	2,221
	Crown Castle International Corp.	4.450%	2/15/26	24,400	24,735
	Crown Castle International Corp.	3.700%	6/15/26	24,212	23,998
	Crown Castle International Corp.	1.050%	7/15/26	10,663	9,495
	Crown Castle International Corp.	4.000%	3/1/27	12,769	12,709
	Crown Castle International Corp.	2.900%	3/15/27	2,135	2,021
	CubeSmart LP	4.000%	11/15/25	7,006	7,057
	CubeSmart LP	3.125%	9/1/26	7,048	6,819
	Duke Realty LP	3.250%	6/30/26	7,733	7,570
	EPR Properties	4.500%	4/1/25	3,220	3,201
	Equinix Inc.	2.625%	11/18/24	20,184	19,772
	Equinix Inc.	1.250%	7/15/25	4,956	4,584
	Equinix Inc.	1.000%	9/15/25	17,588	16,049

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Equinix Inc.	1.450%	5/15/26	14,898	13,536
	Equinix Inc.	2.900%	11/18/26	18,111	17,144
	ERP Operating LP	3.375%	6/1/25	14,444	14,361
	ERP Operating LP	2.850%	11/1/26	8,404	8,133
	Essex Portfolio LP	3.250%	5/1/23	10,880	10,915
	Essex Portfolio LP	3.875%	5/1/24	7,777	7,834
	Essex Portfolio LP	3.500%	4/1/25	16,984	16,897
	Essex Portfolio LP	3.375%	4/15/26	4,535	4,457
	Essex Portfolio LP	3.625%	5/1/27	5,077	5,020
	Federal Realty Investment Trust	3.950%	1/15/24	10,655	10,735
	Federal Realty Investment Trust	1.250%	2/15/26	11,349	10,314
	GLP Capital LP	5.375%	11/1/23	11,483	11,622
	GLP Capital LP	3.350%	9/1/24	12,643	12,466
	GLP Capital LP	5.250%	6/1/25	18,478	18,488
	GLP Capital LP	5.375%	4/15/26	18,121	18,317
	Healthcare Trust of America Holdings LP	3.500%	8/1/26	18,816	18,476
	Healthpeak Properties Inc.	3.400%	2/1/25	8,517	8,469
	Healthpeak Properties Inc.	4.000%	6/1/25	4,797	4,829
	Healthpeak Properties Inc.	3.250%	7/15/26	14,255	13,954
	Healthpeak Properties Inc.	1.350%	2/1/27	2,635	2,364
	Highwoods Realty LP	3.875%	3/1/27	9,263	9,098
	Host Hotels & Resorts LP	3.875%	4/1/24	3,152	3,149
[1]	Host Hotels & Resorts LP	4.000%	6/15/25	10,962	10,889
[1]	Host Hotels & Resorts LP	4.500%	2/1/26	8,573	8,571
	Kilroy Realty LP	3.450%	12/15/24	9,030	8,933
	Kilroy Realty LP	4.375%	10/1/25	12,768	12,915
	Kimco Realty Corp.	3.125%	6/1/23	6,893	6,910
	Kimco Realty Corp.	2.700%	3/1/24	9,687	9,590
	Kimco Realty Corp.	3.300%	2/1/25	14,465	14,335
	Kimco Realty Corp.	2.800%	10/1/26	9,033	8,621
	Kimco Realty Corp.	3.800%	4/1/27	11,190	11,080
	Kite Realty Group LP	4.000%	10/1/26	6,718	6,560
	Kite Realty Group Trust	4.000%	3/15/25	1,871	1,857
	LifeStorage LP	3.500%	7/1/26	12,818	12,491
	Mid-America Apartments LP	4.300%	10/15/23	8,139	8,260
	Mid-America Apartments LP	3.750%	6/15/24	8,202	8,284
	Mid-America Apartments LP	4.000%	11/15/25	10,407	10,485
	Mid-America Apartments LP	1.100%	9/15/26	8,573	7,661
	National Retail Properties Inc.	3.900%	6/15/24	8,909	8,999
	National Retail Properties Inc.	4.000%	11/15/25	11,622	11,734
	National Retail Properties Inc.	3.600%	12/15/26	3,956	3,884
	Office Properties Income Trust	4.250%	5/15/24	7,382	7,341
	Office Properties Income Trust	4.500%	2/1/25	15,249	15,000
	Office Properties Income Trust	2.650%	6/15/26	4,754	4,235
	Office Properties Income Trust	2.400%	2/1/27	12,013	10,317
	Omega Healthcare Investors Inc.	4.375%	8/1/23	12,580	12,697
	Omega Healthcare Investors Inc.	4.950%	4/1/24	4,456	4,516
	Omega Healthcare Investors Inc.	4.500%	1/15/25	8,838	8,858
	Omega Healthcare Investors Inc.	5.250%	1/15/26	14,159	14,350
	Omega Healthcare Investors Inc.	4.500%	4/1/27	10,055	9,804
	Physicians Realty LP	4.300%	3/15/27	3,916	3,931
	Piedmont Operating Partnership LP	3.400%	6/1/23	6,202	6,218
	Piedmont Operating Partnership LP	4.450%	3/15/24	7,514	7,627
	Prologis LP	3.250%	10/1/26	12,051	11,957
	Prologis LP	2.125%	4/15/27	8,916	8,347
	Public Storage	0.875%	2/15/26	11,889	10,797
	Public Storage	1.500%	11/9/26	16,750	15,405
	Realty Income Corp.	4.600%	2/6/24	12,459	12,733

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Realty Income Corp.	3.875%	7/15/24	5,517	5,580
	Realty Income Corp.	3.875%	4/15/25	16,362	16,486
	Realty Income Corp.	4.625%	11/1/25	11,490	11,881
	Realty Income Corp.	0.750%	3/15/26	1,872	1,676
	Realty Income Corp.	4.875%	6/1/26	13,431	13,941
	Realty Income Corp.	4.125%	10/15/26	9,832	9,972
	Realty Income Corp.	3.000%	1/15/27	9,006	8,700
	Regency Centers LP	3.600%	2/1/27	10,057	9,910
	Sabra Health Care LP	5.125%	8/15/26	10,491	10,503
	Simon Property Group LP	2.750%	6/1/23	14,353	14,366
	Simon Property Group LP	3.750%	2/1/24	14,684	14,839
	Simon Property Group LP	2.000%	9/13/24	25,035	24,398
	Simon Property Group LP	3.375%	10/1/24	17,058	17,154
	Simon Property Group LP	3.500%	9/1/25	31,574	31,566
	Simon Property Group LP	3.300%	1/15/26	15,236	15,046
	Simon Property Group LP	3.250%	11/30/26	19,347	18,932
	Simon Property Group LP	1.375%	1/15/27	200	179
	SITE Centers Corp.	3.625%	2/1/25	8,511	8,392
	SITE Centers Corp.	4.250%	2/1/26	3,231	3,221
	SL Green Realty Corp.	4.500%	12/1/22	6,258	6,292
	Spirit Realty LP	4.450%	9/15/26	3,432	3,448
	Spirit Realty LP	3.200%	1/15/27	9,928	9,384
	Tanger Properties LP	3.125%	9/1/26	6,654	6,320
[1]	UDR Inc.	2.950%	9/1/26	6,703	6,413
	Ventas Realty LP	3.500%	4/15/24	8,198	8,238
	Ventas Realty LP	3.750%	5/1/24	8,183	8,213
	Ventas Realty LP	2.650%	1/15/25	3,103	3,017
	Ventas Realty LP	3.500%	2/1/25	15,704	15,581
	Ventas Realty LP	4.125%	1/15/26	11,280	11,328
	Ventas Realty LP	3.250%	10/15/26	7,996	7,743
	Ventas Realty LP	3.850%	4/1/27	8,918	8,831
	VICI Properties LP	4.375%	5/15/25	10,540	10,516
	Vornado Realty LP	3.500%	1/15/25	10,873	10,732
	Vornado Realty LP	2.150%	6/1/26	7,902	7,227
	Welltower Inc.	4.500%	1/15/24	11,414	11,581
	Welltower Inc.	3.625%	3/15/24	24,982	25,092
	Welltower Inc.	4.000%	6/1/25	39,092	39,356
	Welltower Inc.	4.250%	4/1/26	5,781	5,825
	Welltower Inc.	2.700%	2/15/27	9,660	9,179
	WP Carey Inc.	4.600%	4/1/24	7,239	7,369
	WP Carey Inc.	4.000%	2/1/25	10,339	10,392
	WP Carey Inc.	4.250%	10/1/26	7,680	7,764
					1,714,285
Technology (8.8%)
	Adobe Inc.	1.900%	2/1/25	15,465	15,065
	Adobe Inc.	3.250%	2/1/25	21,235	21,373
	Adobe Inc.	2.150%	2/1/27	23,741	22,654
	Altera Corp.	4.100%	11/15/23	16,082	16,366
	Analog Devices Inc.	2.950%	4/1/25	15,337	15,259
	Analog Devices Inc.	3.500%	12/5/26	23,413	23,560
	Apple Inc.	0.750%	5/11/23	43,000	42,439
	Apple Inc.	3.000%	2/9/24	41,553	41,919
	Apple Inc.	3.450%	5/6/24	59,511	60,482
	Apple Inc.	2.850%	5/11/24	55,553	55,830
	Apple Inc.	1.800%	9/11/24	12,616	12,387
	Apple Inc.	2.750%	1/13/25	27,750	27,804
	Apple Inc.	2.500%	2/9/25	28,973	28,800
	Apple Inc.	1.125%	5/11/25	54,569	52,049

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Apple Inc.	3.200%	5/13/25	55,747	56,362
	Apple Inc.	0.550%	8/20/25	15,448	14,351
	Apple Inc.	0.700%	2/8/26	45,894	42,447
	Apple Inc.	3.250%	2/23/26	75,309	75,913
	Apple Inc.	2.450%	8/4/26	50,046	48,881
	Apple Inc.	2.050%	9/11/26	43,829	42,052
	Apple Inc.	3.350%	2/9/27	46,745	47,164
	Apple Inc.	3.200%	5/11/27	43,000	43,088
	Applied Materials Inc.	3.900%	10/1/25	14,641	14,977
	Applied Materials Inc.	3.300%	4/1/27	26,826	26,857
	Arrow Electronics Inc.	3.250%	9/8/24	13,525	13,388
	Arrow Electronics Inc.	4.000%	4/1/25	4,986	5,010
	Autodesk Inc.	4.375%	6/15/25	10,569	10,811
	Automatic Data Processing Inc.	3.375%	9/15/25	24,571	24,874
	Avnet Inc.	4.625%	4/15/26	13,487	13,597
	Broadcom Corp.	3.625%	1/15/24	3,776	3,800
	Broadcom Corp.	3.875%	1/15/27	61,809	60,786
	Broadcom Inc.	2.250%	11/15/23	7,176	7,080
	Broadcom Inc.	3.625%	10/15/24	14,970	15,028
	Broadcom Inc.	3.150%	11/15/25	19,706	19,295
	Broadcom Inc.	3.459%	9/15/26	20,494	20,049
	Broadridge Financial Solutions Inc.	3.400%	6/27/26	11,371	11,195
	Cadence Design Systems Inc.	4.375%	10/15/24	7,216	7,362
	CDW LLC	4.125%	5/1/25	9,055	8,963
[2]	CGI Inc.	1.450%	9/14/26	13,575	12,188
	Cintas Corp. No. 2	3.700%	4/1/27	22,469	22,623
	Cisco Systems Inc.	2.200%	9/20/23	17,244	17,205
	Cisco Systems Inc.	3.625%	3/4/24	18,222	18,536
	Cisco Systems Inc.	3.500%	6/15/25	8,172	8,288
	Cisco Systems Inc.	2.950%	2/28/26	20,018	19,878
	Cisco Systems Inc.	2.500%	9/20/26	33,442	32,639
	Citrix Systems Inc.	1.250%	3/1/26	17,225	16,899
	Dell International LLC	5.450%	6/15/23	21,721	22,159
	Dell International LLC	4.000%	7/15/24	22,440	22,705
	Dell International LLC	5.850%	7/15/25	33,635	35,397
	Dell International LLC	6.020%	6/15/26	94,602	100,092
	Dell International LLC	4.900%	10/1/26	36,235	37,043
	DXC Technology Co.	1.800%	9/15/26	22,582	20,339
	Equifax Inc.	3.950%	6/15/23	6,580	6,641
	Equifax Inc.	2.600%	12/1/24	20,078	19,640
	Equifax Inc.	2.600%	12/15/25	13,197	12,654
	Fidelity National Information Services Inc.	0.600%	3/1/24	7,197	6,889
	Fidelity National Information Services Inc.	1.150%	3/1/26	38,962	35,364
	Fiserv Inc.	3.800%	10/1/23	37,547	37,946
	Fiserv Inc.	2.750%	7/1/24	53,446	52,697
	Fiserv Inc.	3.850%	6/1/25	2,043	2,049
	Fiserv Inc.	3.200%	7/1/26	44,772	43,516
	Flex Ltd.	4.750%	6/15/25	13,261	13,511
	Flex Ltd.	3.750%	2/1/26	17,667	17,337
	Fortinet Inc.	1.000%	3/15/26	11,288	10,121
	Genpact Luxembourg Sarl	3.375%	12/1/24	8,721	8,684
	Harman International Industries Inc.	4.150%	5/15/25	6,719	6,769
	Hewlett Packard Enterprise Co.	4.450%	10/2/23	25,241	25,733
	Hewlett Packard Enterprise Co.	1.450%	4/1/24	15,031	14,606
	Hewlett Packard Enterprise Co.	4.900%	10/15/25	51,301	53,175
	Hewlett Packard Enterprise Co.	1.750%	4/1/26	19,404	18,020
	HP Inc.	2.200%	6/17/25	30,171	28,829
	HP Inc.	1.450%	6/17/26	25,792	23,289

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hubbell Inc.	3.350%	3/1/26	8,955	8,812
	Intel Corp.	2.875%	5/11/24	31,911	32,079
	Intel Corp.	3.400%	3/25/25	28,848	29,199
	Intel Corp.	3.700%	7/29/25	45,348	46,148
	Intel Corp.	2.600%	5/19/26	22,348	21,877
	Intel Corp.	3.750%	3/25/27	21,342	21,692
	Intel Corp.	3.150%	5/11/27	21,922	21,833
	International Business Machines Corp.	3.375%	8/1/23	36,927	37,271
	International Business Machines Corp.	3.625%	2/12/24	33,816	34,300
	International Business Machines Corp.	3.000%	5/15/24	60,846	60,982
	International Business Machines Corp.	7.000%	10/30/25	9,280	10,376
	International Business Machines Corp.	3.450%	2/19/26	29,494	29,540
	International Business Machines Corp.	3.300%	5/15/26	82,281	81,801
	International Business Machines Corp.	3.300%	1/27/27	11,762	11,644
	International Business Machines Corp.	1.700%	5/15/27	27,000	24,752
	Intuit Inc.	0.650%	7/15/23	7,895	7,727
	Intuit Inc.	0.950%	7/15/25	11,372	10,621
[1]	J Paul Getty Trust	0.391%	1/1/24	300	291
	Jabil Inc.	1.700%	4/15/26	10,228	9,299
	Juniper Networks Inc.	1.200%	12/10/25	14,248	12,995
	KLA Corp.	4.650%	11/1/24	22,428	23,159
[2]	Kyndryl Holdings Inc.	2.050%	10/15/26	10,080	8,870
	Lam Research Corp.	3.800%	3/15/25	10,471	10,618
	Lam Research Corp.	3.750%	3/15/26	11,162	11,282
	Legrand France SA	8.500%	2/15/25	8,725	9,754
	Leidos Inc.	3.625%	5/15/25	10,390	10,336
[1]	Marvell Technology Inc.	4.200%	6/22/23	14,587	14,721
	Microchip Technology Inc.	4.333%	6/1/23	26,089	26,419
	Microchip Technology Inc.	2.670%	9/1/23	4,074	4,046
	Microchip Technology Inc.	4.250%	9/1/25	22,705	22,753
	Micron Technology Inc.	4.975%	2/6/26	13,210	13,660
	Micron Technology Inc.	4.185%	2/15/27	20,804	20,857
	Microsoft Corp.	2.375%	5/1/23	21,320	21,384
	Microsoft Corp.	2.000%	8/8/23	31,455	31,451
	Microsoft Corp.	3.625%	12/15/23	32,226	32,847
	Microsoft Corp.	2.875%	2/6/24	49,213	49,552
	Microsoft Corp.	2.700%	2/12/25	40,895	40,927
	Microsoft Corp.	3.125%	11/3/25	58,827	59,297
	Microsoft Corp.	2.400%	8/8/26	85,630	83,944
	Microsoft Corp.	3.300%	2/6/27	103,940	105,177
	Moody's Corp.	4.875%	2/15/24	16,019	16,459
	Moody's Corp.	3.750%	3/24/25	9,463	9,540
	Motorola Solutions Inc.	4.000%	9/1/24	13,410	13,509
	NetApp Inc.	3.300%	9/29/24	9,504	9,504
	NetApp Inc.	1.875%	6/22/25	16,614	15,741
	NVIDIA Corp.	0.309%	6/15/23	19,765	19,382
	NVIDIA Corp.	0.584%	6/14/24	12,904	12,376
	NVIDIA Corp.	3.200%	9/16/26	24,778	24,927
	NXP BV	4.875%	3/1/24	24,188	24,635
	NXP BV	2.700%	5/1/25	20,225	19,468
	NXP BV	5.350%	3/1/26	8,724	9,038
	NXP BV	3.875%	6/18/26	18,121	17,901
	NXP BV	3.150%	5/1/27	11,000	10,462
	NXP BV	4.400%	6/1/27	4,000	4,015
	Oracle Corp.	3.625%	7/15/23	23,736	23,976
	Oracle Corp.	2.400%	9/15/23	59,103	58,679
	Oracle Corp.	3.400%	7/8/24	46,382	46,335
	Oracle Corp.	2.950%	11/15/24	43,856	43,194

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oracle Corp.	2.500%	4/1/25	75,968	73,235
	Oracle Corp.	2.950%	5/15/25	50,506	49,246
	Oracle Corp.	1.650%	3/25/26	55,733	50,878
	Oracle Corp.	2.650%	7/15/26	63,466	59,852
	Oracle Corp.	2.800%	4/1/27	49,190	45,779
[2]	Qorvo Inc.	1.750%	12/15/24	8,270	7,871
	QUALCOMM Inc.	2.900%	5/20/24	17,571	17,615
	QUALCOMM Inc.	3.450%	5/20/25	32,244	32,624
	QUALCOMM Inc.	3.250%	5/20/27	46,485	46,283
	Quanta Services Inc.	0.950%	10/1/24	550	518
	Roper Technologies Inc.	3.650%	9/15/23	13,570	13,686
	Roper Technologies Inc.	2.350%	9/15/24	10,437	10,238
	Roper Technologies Inc.	1.000%	9/15/25	19,822	18,219
	Roper Technologies Inc.	3.850%	12/15/25	5,565	5,600
	Roper Technologies Inc.	3.800%	12/15/26	13,664	13,643
	S&P Global Inc.	2.950%	1/22/27	11,381	11,087
[2]	S&P Global Inc.	2.450%	3/1/27	8,740	8,304
	Skyworks Solutions Inc.	0.900%	6/1/23	831	811
	Skyworks Solutions Inc.	1.800%	6/1/26	23,974	21,651
[2]	TD SYNNEX Corp.	1.250%	8/9/24	17,225	16,208
[2]	TD SYNNEX Corp.	1.750%	8/9/26	14,533	12,956
	Texas Instruments Inc.	2.625%	5/15/24	12,741	12,741
	Texas Instruments Inc.	1.375%	3/12/25	25,421	24,399
	Texas Instruments Inc.	1.125%	9/15/26	10,750	9,910
	TSMC Arizona Corp.	1.750%	10/25/26	28,990	26,857
	TSMC Arizona Corp.	3.875%	4/22/27	18,260	18,417
	Verisk Analytics Inc.	4.000%	6/15/25	26,081	26,306
	VMware Inc.	0.600%	8/15/23	36,085	35,026
	VMware Inc.	1.000%	8/15/24	8,845	8,374
	VMware Inc.	4.500%	5/15/25	25,705	26,160
	VMware Inc.	1.400%	8/15/26	41,197	36,953
	VMware Inc.	4.650%	5/15/27	12,957	13,220
	Western Digital Corp.	4.750%	2/15/26	52,290	52,286
	Workday Inc.	3.500%	4/1/27	27,907	27,464
	Xilinx Inc.	2.950%	6/1/24	10,352	10,358
					4,230,987
Utilities (5.0%)
	AEP Transmission Co. LLC	3.100%	12/1/26	9,360	9,162
	AES Corp.	1.375%	1/15/26	17,306	15,635
[1]	Alabama Power Co.	3.550%	12/1/23	7,259	7,314
	Ameren Corp.	2.500%	9/15/24	14,189	13,949
	Ameren Corp.	3.650%	2/15/26	5,759	5,715
	Ameren Corp.	1.950%	3/15/27	4,775	4,369
	Ameren Illinois Co.	3.250%	3/1/25	5,877	5,878
[1]	American Electric Power Co. Inc.	2.950%	12/15/22	21,153	21,193
[1]	American Electric Power Co. Inc.	0.750%	11/1/23	2,000	1,937
	American Electric Power Co. Inc.	2.031%	3/15/24	4,621	4,508
[1]	American Electric Power Co. Inc.	1.000%	11/1/25	3,857	3,534
	American Electric Power Co. Inc.	3.875%	2/15/62	5,700	4,932
	American Water Capital Corp.	3.850%	3/1/24	5,231	5,280
	American Water Capital Corp.	3.400%	3/1/25	15,292	15,344
	Appalachian Power Co.	3.400%	6/1/25	6,443	6,426
	Arizona Public Service Co.	3.150%	5/15/25	5,619	5,554
	Avangrid Inc.	3.150%	12/1/24	13,926	13,817
	Avangrid Inc.	3.200%	4/15/25	15,437	15,253
	Baltimore Gas & Electric Co.	3.350%	7/1/23	7,765	7,804
	Baltimore Gas & Electric Co.	2.400%	8/15/26	9,358	8,948
	Berkshire Hathaway Energy Co.	3.750%	11/15/23	17,378	17,581

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Berkshire Hathaway Energy Co.	3.500%	2/1/25	8,618	8,674
	Berkshire Hathaway Energy Co.	4.050%	4/15/25	17,119	17,535
	Black Hills Corp.	4.250%	11/30/23	8,376	8,476
	Black Hills Corp.	1.037%	8/23/24	12,430	11,751
	Black Hills Corp.	3.950%	1/15/26	9,355	9,323
	Black Hills Corp.	3.150%	1/15/27	4,827	4,670
[1]	CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	9,984	9,547
[1]	CenterPoint Energy Houston Electric LLC	3.000%	2/1/27	7,232	7,065
	CenterPoint Energy Inc.	2.500%	9/1/24	14,368	14,055
	CenterPoint Energy Inc.	1.450%	6/1/26	4,418	4,043
	Cleco Corporate Holdings LLC	3.743%	5/1/26	11,666	11,409
	Cleveland Electric Illuminating Co.	5.500%	8/15/24	3,676	3,845
	CMS Energy Corp.	3.000%	5/15/26	13,173	12,823
	Commonwealth Edison Co.	2.550%	6/15/26	5,599	5,430
[1]	Connecticut Light & Power Co.	0.750%	12/1/25	8,873	8,092
[1]	Connecticut Light & Power Co.	3.200%	3/15/27	20,618	20,344
[1]	Consolidated Edison Inc.	0.650%	12/1/23	5,036	4,877
	Constellation Energy Generation LLC	3.250%	6/1/25	20,273	19,920
	Consumers Energy Co.	0.350%	6/1/23	2,685	2,626
	Consumers Energy Co.	3.375%	8/15/23	13,522	13,605
	Delmarva Power & Light Co.	3.500%	11/15/23	14,554	14,699
	Dominion Energy Inc.	3.071%	8/15/24	7,360	7,312
[1]	Dominion Energy Inc.	3.300%	3/15/25	8,242	8,188
	Dominion Energy Inc.	3.900%	10/1/25	19,367	19,533
[1]	Dominion Energy Inc.	1.450%	4/15/26	27,013	24,769
[1]	Dominion Energy Inc.	2.850%	8/15/26	13,029	12,575
[1]	Dominion Energy Inc.	3.600%	3/15/27	5,320	5,262
[1]	Dominion Energy Inc.	5.750%	10/1/54	9,875	9,581
	DTE Electric Co.	3.650%	3/15/24	6,931	7,029
	DTE Electric Co.	3.375%	3/1/25	8,899	8,919
[1]	DTE Energy Co.	2.529%	10/1/24	23,749	23,195
[1]	DTE Energy Co.	1.050%	6/1/25	26,621	24,703
	DTE Energy Co.	2.850%	10/1/26	10,034	9,650
	Duke Energy Carolinas LLC	2.950%	12/1/26	19,469	19,097
	Duke Energy Corp.	3.950%	10/15/23	7,386	7,480
	Duke Energy Corp.	3.750%	4/15/24	22,396	22,624
	Duke Energy Corp.	0.900%	9/15/25	10,251	9,435
	Duke Energy Corp.	2.650%	9/1/26	13,847	13,296
	Duke Energy Corp.	3.250%	1/15/82	13,000	10,620
	Duke Energy Florida LLC	3.200%	1/15/27	22,538	22,365
	Duke Energy Ohio Inc.	3.800%	9/1/23	9,499	9,589
	Duke Energy Progress LLC	3.375%	9/1/23	6,965	7,004
	Duke Energy Progress LLC	3.250%	8/15/25	7,398	7,415
	Eastern Energy Gas Holdings LLC	3.550%	11/1/23	7,505	7,551
[1]	Eastern Energy Gas Holdings LLC	2.500%	11/15/24	6,526	6,408
	Eastern Energy Gas Holdings LLC	3.600%	12/15/24	7,314	7,316
	Edison International	3.125%	11/15/22	5,451	5,442
	Edison International	3.550%	11/15/24	8,671	8,596
	Edison International	4.950%	4/15/25	697	711
	Emera US Finance LP	3.550%	6/15/26	23,131	22,614
	Enel Americas SA	4.000%	10/25/26	13,256	13,100
	Enel Generacion Chile SA	4.250%	4/15/24	6,960	6,937
	Entergy Arkansas LLC	3.700%	6/1/24	8,065	8,164
	Entergy Arkansas LLC	3.500%	4/1/26	14,308	14,312
	Entergy Corp.	0.900%	9/15/25	14,804	13,490
	Entergy Corp.	2.950%	9/1/26	28,610	27,566
	Entergy Gulf States Louisiana LLC	5.590%	10/1/24	5,353	5,591
	Entergy Louisiana LLC	4.050%	9/1/23	12,424	12,556

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Entergy Louisiana LLC	0.620%	11/17/23	6,333	6,124
	Entergy Louisiana LLC	0.950%	10/1/24	15,130	14,346
	Entergy Louisiana LLC	5.400%	11/1/24	8,488	8,870
	Entergy Louisiana LLC	2.400%	10/1/26	12,778	12,057
	Evergy Inc.	2.450%	9/15/24	21,433	20,900
	Evergy Kansas Central Inc.	2.550%	7/1/26	14,790	14,203
	Evergy Kansas Central Inc.	3.100%	4/1/27	5,047	4,907
	Evergy Metro Inc.	3.650%	8/15/25	1,917	1,930
[1]	Eversource Energy	3.800%	12/1/23	10,414	10,524
[1]	Eversource Energy	2.900%	10/1/24	7,425	7,382
[1]	Eversource Energy	3.150%	1/15/25	3,086	3,057
[1]	Eversource Energy	0.800%	8/15/25	8,078	7,382
[1]	Eversource Energy	1.400%	8/15/26	3,026	2,755
	Eversource Energy	2.900%	3/1/27	200	192
[1]	Exelon Corp.	3.950%	6/15/25	16,440	16,650
	Exelon Corp.	3.400%	4/15/26	20,698	20,423
[2]	Exelon Corp.	2.750%	3/15/27	11,976	11,393
	Florida Power & Light Co.	2.750%	6/1/23	5,118	5,129
	Florida Power & Light Co.	3.250%	6/1/24	14,634	14,756
	Florida Power & Light Co.	2.850%	4/1/25	24,409	24,297
	Florida Power & Light Co.	3.125%	12/1/25	15,733	15,752
	Fortis Inc.	3.055%	10/4/26	21,890	21,101
[1]	Georgia Power Co.	2.100%	7/30/23	33,324	33,087
[1]	Georgia Power Co.	2.200%	9/15/24	10,290	10,027
	Georgia Power Co.	3.250%	4/1/26	8,965	8,802
	Georgia Power Co.	3.250%	3/30/27	12,101	11,727
[1]	Gulf Power Co.	3.300%	5/30/27	8,568	8,429
	Iberdrola International BV	5.810%	3/15/25	3,650	3,892
	Interstate Power & Light Co.	3.250%	12/1/24	11,117	11,128
	IPALCO Enterprises Inc.	3.700%	9/1/24	10,540	10,531
	ITC Holdings Corp.	3.650%	6/15/24	8,957	8,972
	ITC Holdings Corp.	3.250%	6/30/26	9,422	9,181
[1]	Louisville Gas & Electric Co.	3.300%	10/1/25	3,466	3,448
	MidAmerican Energy Co.	3.500%	10/15/24	17,653	17,815
	MidAmerican Energy Co.	3.100%	5/1/27	10,302	10,098
	National Fuel Gas Co.	5.200%	7/15/25	9,792	10,092
	National Fuel Gas Co.	5.500%	1/15/26	13,022	13,449
	National Rural Utilities Cooperative Finance Corp.	3.400%	11/15/23	12,553	12,621
	National Rural Utilities Cooperative Finance Corp.	2.950%	2/7/24	18,783	18,803
	National Rural Utilities Cooperative Finance Corp.	0.350%	2/8/24	12,178	11,662
	National Rural Utilities Cooperative Finance Corp.	2.850%	1/27/25	11,799	11,665
[1]	National Rural Utilities Cooperative Finance Corp.	3.450%	6/15/25	6,277	6,278
[1]	National Rural Utilities Cooperative Finance Corp.	3.250%	11/1/25	13,320	13,212
	National Rural Utilities Cooperative Finance Corp.	1.000%	6/15/26	7,737	7,013
	National Rural Utilities Cooperative Finance Corp.	3.050%	4/25/27	9,858	9,609
[1]	National Rural Utilities Cooperative Finance Corp.	5.250%	4/20/46	5,350	5,083
	NextEra Energy Capital Holdings Inc.	2.940%	3/21/24	25,730	25,604
	NextEra Energy Capital Holdings Inc.	1.875%	1/15/27	6,570	6,062
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	19,925	19,727
	NextEra Energy Capital Holdings Inc.	3.800%	3/15/82	12,750	10,831
	NiSource Inc.	0.950%	8/15/25	34,960	32,016
	NiSource Inc.	3.490%	5/15/27	18,912	18,525
	Northern States Power Co.	2.600%	5/15/23	13,615	13,617
	NSTAR Electric Co.	3.200%	5/15/27	14,900	14,596
	Oncor Electric Delivery Co. LLC	2.750%	6/1/24	12,465	12,398
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	6,375	6,308
	Oncor Electric Delivery Co. LLC	0.550%	10/1/25	8,800	8,037
	ONE Gas Inc.	3.610%	2/1/24	16,956	17,072

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	ONE Gas Inc.	1.100%	3/11/24	7,825	7,537
	Pacific Gas & Electric Co.	4.250%	8/1/23	11,100	11,152
	Pacific Gas & Electric Co.	1.700%	11/15/23	11,275	10,990
	Pacific Gas & Electric Co.	3.850%	11/15/23	17,814	17,822
	Pacific Gas & Electric Co.	3.750%	2/15/24	7,833	7,780
	Pacific Gas & Electric Co.	3.500%	6/15/25	15,864	15,361
	Pacific Gas & Electric Co.	3.450%	7/1/25	25,943	25,098
	Pacific Gas & Electric Co.	3.150%	1/1/26	66,602	62,796
	PacifiCorp	2.950%	6/1/23	4,232	4,238
	PacifiCorp	3.600%	4/1/24	4,994	5,048
	PECO Energy Co.	3.150%	10/15/25	1,269	1,266
	Pinnacle West Capital Corp.	1.300%	6/15/25	11,663	10,792
	Potomac Electric Power Co.	3.600%	3/15/24	6,506	6,573
	PPL Capital Funding Inc.	3.100%	5/15/26	20,590	19,995
	Public Service Co. of New Hampshire	3.500%	11/1/23	7,803	7,847
[1]	Public Service Electric & Gas Co.	2.375%	5/15/23	10,272	10,255
[1]	Public Service Electric & Gas Co.	3.250%	9/1/23	3,149	3,168
[1]	Public Service Electric & Gas Co.	3.000%	5/15/25	4,136	4,101
[1]	Public Service Electric & Gas Co.	0.950%	3/15/26	7,715	7,084
[1]	Public Service Electric & Gas Co.	2.250%	9/15/26	15,050	14,276
[1]	Public Service Electric & Gas Co.	3.000%	5/15/27	5,641	5,491
	Public Service Enterprise Group Inc.	0.841%	11/8/23	12,744	12,324
	Public Service Enterprise Group Inc.	2.875%	6/15/24	25,363	25,115
	Public Service Enterprise Group Inc.	0.800%	8/15/25	12,722	11,647
	Puget Energy Inc.	3.650%	5/15/25	8,763	8,694
[1]	San Diego Gas & Electric Co.	3.600%	9/1/23	6,289	6,335
	San Diego Gas & Electric Co.	2.500%	5/15/26	8,157	7,860
	Sempra Energy	3.300%	4/1/25	15,926	15,827
	Sempra Energy	4.125%	4/1/52	20,150	17,576
	Sierra Pacific Power Co.	2.600%	5/1/26	20,359	19,663
[1]	Southern California Edison Co.	3.400%	6/1/23	8,530	8,564
[1]	Southern California Edison Co.	0.700%	8/1/23	3,591	3,499
[1]	Southern California Edison Co.	3.500%	10/1/23	7,106	7,158
	Southern California Edison Co.	1.100%	4/1/24	17,396	16,745
[1]	Southern California Edison Co.	0.975%	8/1/24	4,532	4,319
[1]	Southern California Edison Co.	3.700%	8/1/25	21,791	21,735
[1]	Southern California Edison Co.	1.200%	2/1/26	19,902	18,025
	Southern California Gas Co.	3.150%	9/15/24	11,045	11,069
	Southern California Gas Co.	3.200%	6/15/25	4,423	4,396
[1]	Southern California Gas Co.	2.600%	6/15/26	10,936	10,547
	Southern California Gas Co.	2.950%	4/15/27	13,100	12,713
	Southern Co.	2.950%	7/1/23	16,887	16,922
[1]	Southern Co.	0.600%	2/26/24	2,704	2,588
	Southern Co.	4.475%	8/1/24	12,750	12,992
	Southern Co.	3.250%	7/1/26	35,298	34,495
[1]	Southern Co.	4.000%	1/15/51	23,625	21,686
[1]	Southern Co.	3.750%	9/15/51	26,432	23,633
	Southern Co. Gas Capital Corp.	2.450%	10/1/23	7,011	6,959
	Southern Co. Gas Capital Corp.	3.250%	6/15/26	9,651	9,398
	Southern Power Co.	4.150%	12/1/25	19,301	19,577
	Southern Power Co.	0.900%	1/15/26	5,400	4,885
[1]	Southwestern Electric Power Co.	1.650%	3/15/26	26,144	24,116
[1]	Southwestern Electric Power Co.	2.750%	10/1/26	7,694	7,314
	Southwestern Public Service Co.	3.300%	6/15/24	5,093	5,099
	Tucson Electric Power Co.	3.050%	3/15/25	7,973	7,905
	Union Electric Co.	3.500%	4/15/24	7,108	7,175
	Virginia Electric & Power Co.	3.450%	2/15/24	8,566	8,634
[1]	Virginia Electric & Power Co.	3.100%	5/15/25	3,594	3,574

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Virginia Electric & Power Co.	3.150%	1/15/26	25,002	24,618
[1]	Virginia Electric & Power Co.	2.950%	11/15/26	3,555	3,445
[1]	Virginia Electric & Power Co.	3.500%	3/15/27	23,577	23,433
	WEC Energy Group Inc.	0.550%	9/15/23	12,693	12,334
	WEC Energy Group Inc.	0.800%	3/15/24	9,738	9,307
	WEC Energy Group Inc.	3.550%	6/15/25	3,178	3,159
	Wisconsin Electric Power Co.	2.050%	12/15/24	10,252	10,016
	Xcel Energy Inc.	0.500%	10/15/23	12,086	11,671
	Xcel Energy Inc.	3.300%	6/1/25	14,357	14,277
	Xcel Energy Inc.	3.350%	12/1/26	16,538	16,269
	Xcel Energy Inc.	1.750%	3/15/27	1,900	1,732
					2,402,178
Total Corporate Bonds (Cost $49,752,829)					47,381,261
				Shares
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[5]	Vanguard Market Liquidity Fund (Cost $164,406)	0.854%		1,644,221	164,406
Total Investments (99.2%) (Cost $49,917,235)					47,545,667
Other Assets and Liabilities—Net (0.8%)					363,972
Net Assets (100%)					47,909,639
Cost is in $000.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2022, the aggregate value was $754,873,000, representing 1.6% of net assets.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2022.
4	Securities with a value of $4,887,000 have been segregated as initial margin for open futures contracts.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2022	332	70,086	2
5-Year U.S. Treasury Note	September 2022	1,068	120,634	48
				50

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of May 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Corporate Bonds	—	47,381,261	—	47,381,261
Temporary Cash Investments	164,406	—	—	164,406
Total	164,406	47,381,261	—	47,545,667

Derivative Financial Instruments
Assets
Futures Contracts[1]	50	—	—	50
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.